Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000090895
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class A
Trading Symbol	CMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class A	SPTR	CMCITR
Dec 14	$9,425	$10,000	$10,000
Jan 15	$8,899	$9,700	$9,466
Feb 15	$9,286	$10,257	$9,877
Mar 15	$8,806	$10,095	$9,369
Apr 15	$9,379	$10,192	$10,002
May 15	$9,038	$10,323	$9,646
Jun 15	$9,115	$10,123	$9,745
Jul 15	$8,156	$10,335	$8,721
Aug 15	$8,079	$9,712	$8,465
Sep 15	$7,785	$9,471	$8,352
Oct 15	$7,800	$10,270	$8,384
Nov 15	$7,289	$10,301	$7,848
Dec 15	$7,042	$10,138	$7,584
Jan 16	$6,810	$9,635	$7,337
Feb 16	$6,779	$9,622	$7,314
Mar 16	$7,057	$10,275	$7,630
Apr 16	$7,630	$10,315	$8,254
May 16	$7,676	$10,500	$8,303
Jun 16	$7,924	$10,527	$8,589
Jul 16	$7,506	$10,915	$8,141
Aug 16	$7,444	$10,931	$8,086
Sep 16	$7,754	$10,933	$8,426
Oct 16	$7,754	$10,733	$8,443
Nov 16	$8,001	$11,131	$8,730
Dec 16	$8,099	$11,351	$8,841
Jan 17	$8,269	$11,566	$9,035
Feb 17	$8,303	$12,025	$9,075
Mar 17	$7,997	$12,039	$8,764
Apr 17	$7,843	$12,163	$8,604
May 17	$7,707	$12,334	$8,458
Jun 17	$7,707	$12,411	$8,477
Jul 17	$8,014	$12,666	$8,827
Aug 17	$8,082	$12,705	$8,901
Sep 17	$8,116	$12,967	$8,948
Oct 17	$8,371	$13,270	$9,236
Nov 17	$8,354	$13,677	$9,249
Dec 17	$8,631	$13,829	$9,561
Jan 18	$8,755	$14,621	$9,715
Feb 18	$8,631	$14,082	$9,573
Mar 18	$8,613	$13,724	$9,577
Apr 18	$8,844	$13,777	$9,837
May 18	$9,021	$14,108	$10,062
Jun 18	$8,738	$14,195	$9,744
Jul 18	$8,507	$14,724	$9,500
Aug 18	$8,401	$15,203	$9,390
Sep 18	$8,560	$15,290	$9,588
Oct 18	$8,365	$14,245	$9,374
Nov 18	$7,958	$14,535	$8,921
Dec 18	$7,645	$13,223	$8,581
Jan 19	$8,127	$14,282	$9,131
Feb 19	$8,341	$14,741	$9,373
Mar 19	$8,323	$15,027	$9,371
Apr 19	$8,305	$15,636	$9,363
May 19	$7,931	$14,642	$8,944
Jun 19	$8,144	$15,674	$9,191
Jul 19	$8,055	$15,899	$9,132
Aug 19	$7,699	$15,647	$8,728
Sep 19	$7,842	$15,940	$8,905
Oct 19	$7,966	$16,286	$9,040
Nov 19	$7,877	$16,877	$8,961
Dec 19	$8,285	$17,386	$9,424
Jan 20	$7,692	$17,379	$8,773
Feb 20	$7,333	$15,949	$8,354
Mar 20	$6,236	$13,979	$7,116
Apr 20	$6,093	$15,771	$6,962
May 20	$6,578	$16,522	$7,523
Jun 20	$6,883	$16,850	$7,878
Jul 20	$7,225	$17,801	$8,271
Aug 20	$7,548	$19,080	$8,661
Sep 20	$7,423	$18,355	$8,508
Oct 20	$7,297	$17,867	$8,382
Nov 20	$7,998	$19,823	$9,196
Dec 20	$8,377	$20,585	$9,642
Jan 21	$8,611	$20,377	$9,937
Feb 21	$9,330	$20,939	$10,778
Mar 21	$9,186	$21,856	$10,615
Apr 21	$9,923	$23,022	$11,492
May 21	$10,229	$23,183	$11,866
Jun 21	$10,391	$23,724	$12,055
Jul 21	$10,552	$24,288	$12,266
Aug 21	$10,534	$25,026	$12,256
Sep 21	$10,714	$23,863	$12,483
Oct 21	$11,074	$25,534	$12,905
Nov 21	$10,552	$25,357	$12,305
Dec 21	$11,138	$26,494	$13,005
Jan 22	$11,778	$25,123	$13,780
Feb 22	$12,483	$24,371	$14,624
Mar 22	$13,542	$25,276	$15,894
Apr 22	$13,763	$23,071	$16,180
May 22	$13,917	$23,114	$16,362
Jun 22	$12,770	$21,206	$15,050
Jul 22	$12,748	$23,161	$15,067
Aug 22	$12,594	$22,217	$14,915
Sep 22	$11,910	$20,170	$14,094
Oct 22	$12,241	$21,804	$14,541
Nov 22	$12,814	$23,022	$15,224
Dec 22	$12,841	$21,696	$15,271
Jan 23	$13,147	$23,059	$15,665
Feb 23	$12,646	$22,496	$15,087
Mar 23	$12,646	$23,322	$15,096
Apr 23	$12,535	$23,686	$14,992
May 23	$11,810	$23,789	$14,126
Jun 23	$12,200	$25,361	$14,629
Jul 23	$13,120	$26,176	$15,718
Aug 23	$13,008	$25,759	$15,625
Sep 23	$13,032	$24,531	$15,679
Oct 23	$12,912	$24,015	$15,558
Nov 23	$12,770	$26,208	$15,404
Dec 23	$12,473	$27,399	$15,057
Jan 24	$12,661	$27,859	$15,307
Feb 24	$12,536	$29,347	$15,175
Mar 24	$13,069	$30,291	$15,837
Apr 24	$13,417	$29,054	$16,281
May 24	$13,444	$30,494	$16,334
Jun 24	$13,267	$31,589	$16,136
Jul 24	$12,753	$31,973	$15,527
Aug 24	$12,696	$32,749	$15,469
Sep 24	$13,117	$33,448	$15,997
Oct 24	$12,967	$33,145	$15,837
Nov 24	$12,919	$35,090	$15,797
Dec 24	$13,035	$34,254	$15,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	4.51%	9.49%	3.30%
Class A After Maximum Sales Charge	(1.50)%	8.20%	2.69%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 538,698,813
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,384,772
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$538,698,813 Number of Portfolio Holdings19 Portfolio Turnover Rate-% Advisory Fees Paid$2,384,772
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000090897
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class I
Trading Symbol	COMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	SPTR	CMCITR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,464	$9,700	$9,466
Feb 15	$9,870	$10,257	$9,877
Mar 15	$9,351	$10,095	$9,369
Apr 15	$9,984	$10,192	$10,002
May 15	$9,610	$10,323	$9,646
Jun 15	$9,708	$10,123	$9,745
Jul 15	$8,669	$10,335	$8,721
Aug 15	$8,604	$9,712	$8,465
Sep 15	$8,279	$9,471	$8,352
Oct 15	$8,312	$10,270	$8,384
Nov 15	$7,776	$10,301	$7,848
Dec 15	$7,516	$10,138	$7,584
Jan 16	$7,256	$9,635	$7,337
Feb 16	$7,224	$9,622	$7,314
Mar 16	$7,532	$10,275	$7,630
Apr 16	$8,133	$10,315	$8,254
May 16	$8,182	$10,500	$8,303
Jun 16	$8,458	$10,527	$8,589
Jul 16	$8,003	$10,915	$8,141
Aug 16	$7,938	$10,931	$8,086
Sep 16	$8,279	$10,933	$8,426
Oct 16	$8,279	$10,733	$8,443
Nov 16	$8,555	$11,131	$8,730
Dec 16	$8,657	$11,351	$8,841
Jan 17	$8,835	$11,566	$9,035
Feb 17	$8,871	$12,025	$9,075
Mar 17	$8,550	$12,039	$8,764
Apr 17	$8,390	$12,163	$8,604
May 17	$8,248	$12,334	$8,458
Jun 17	$8,248	$12,411	$8,477
Jul 17	$8,586	$12,666	$8,827
Aug 17	$8,657	$12,705	$8,901
Sep 17	$8,693	$12,967	$8,948
Oct 17	$8,960	$13,270	$9,236
Nov 17	$8,960	$13,677	$9,249
Dec 17	$9,259	$13,829	$9,561
Jan 18	$9,389	$14,621	$9,715
Feb 18	$9,240	$14,082	$9,573
Mar 18	$9,240	$13,724	$9,577
Apr 18	$9,482	$13,777	$9,837
May 18	$9,686	$14,108	$10,062
Jun 18	$9,370	$14,195	$9,744
Jul 18	$9,129	$14,724	$9,500
Aug 18	$9,017	$15,203	$9,390
Sep 18	$9,203	$15,290	$9,588
Oct 18	$8,980	$14,245	$9,374
Nov 18	$8,552	$14,535	$8,921
Dec 18	$8,228	$13,223	$8,581
Jan 19	$8,734	$14,282	$9,131
Feb 19	$8,959	$14,741	$9,373
Mar 19	$8,959	$15,027	$9,371
Apr 19	$8,941	$15,636	$9,363
May 19	$8,528	$14,642	$8,944
Jun 19	$8,753	$15,674	$9,191
Jul 19	$8,678	$15,899	$9,132
Aug 19	$8,303	$15,647	$8,728
Sep 19	$8,453	$15,940	$8,905
Oct 19	$8,584	$16,286	$9,040
Nov 19	$8,491	$16,877	$8,961
Dec 19	$8,931	$17,386	$9,424
Jan 20	$8,305	$17,379	$8,773
Feb 20	$7,907	$15,949	$8,354
Mar 20	$6,731	$13,979	$7,116
Apr 20	$6,580	$15,771	$6,962
May 20	$7,111	$16,522	$7,523
Jun 20	$7,433	$16,850	$7,878
Jul 20	$7,812	$17,801	$8,271
Aug 20	$8,172	$19,080	$8,661
Sep 20	$8,021	$18,355	$8,508
Oct 20	$7,888	$17,867	$8,382
Nov 20	$8,646	$19,823	$9,196
Dec 20	$9,066	$20,585	$9,642
Jan 21	$9,332	$20,377	$9,937
Feb 21	$10,109	$20,939	$10,778
Mar 21	$9,938	$21,856	$10,615
Apr 21	$10,754	$23,022	$11,492
May 21	$11,095	$23,183	$11,866
Jun 21	$11,247	$23,724	$12,055
Jul 21	$11,437	$24,288	$12,266
Aug 21	$11,418	$25,026	$12,256
Sep 21	$11,626	$23,863	$12,483
Oct 21	$12,006	$25,534	$12,905
Nov 21	$11,437	$25,357	$12,305
Dec 21	$12,064	$26,494	$13,005
Jan 22	$12,783	$25,123	$13,780
Feb 22	$13,549	$24,371	$14,624
Mar 22	$14,709	$25,276	$15,894
Apr 22	$14,964	$23,071	$16,180
May 22	$15,103	$23,114	$16,362
Jun 22	$13,873	$21,206	$15,050
Jul 22	$13,850	$23,161	$15,067
Aug 22	$13,711	$22,217	$14,915
Sep 22	$12,945	$20,170	$14,094
Oct 22	$13,317	$21,804	$14,541
Nov 22	$13,943	$23,022	$15,224
Dec 22	$13,979	$21,696	$15,271
Jan 23	$14,300	$23,059	$15,665
Feb 23	$13,775	$22,496	$15,087
Mar 23	$13,775	$23,322	$15,096
Apr 23	$13,658	$23,686	$14,992
May 23	$12,841	$23,789	$14,126
Jun 23	$13,308	$25,361	$14,629
Jul 23	$14,271	$26,176	$15,718
Aug 23	$14,183	$25,759	$15,625
Sep 23	$14,211	$24,531	$15,679
Oct 23	$14,082	$24,015	$15,558
Nov 23	$13,932	$26,208	$15,404
Dec 23	$13,611	$27,399	$15,057
Jan 24	$13,821	$27,859	$15,307
Feb 24	$13,686	$29,347	$15,175
Mar 24	$14,271	$30,291	$15,837
Apr 24	$14,657	$29,054	$16,281
May 24	$14,689	$30,494	$16,334
Jun 24	$14,499	$31,589	$16,136
Jul 24	$13,942	$31,973	$15,527
Aug 24	$13,882	$32,749	$15,469
Sep 24	$14,346	$33,448	$15,997
Oct 24	$14,184	$33,145	$15,837
Nov 24	$14,138	$35,090	$15,797
Dec 24	$14,269	$34,254	$15,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	4.83%	9.82%	3.62%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 538,698,813
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,384,772
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$538,698,813 Number of Portfolio Holdings19 Portfolio Turnover Rate-% Advisory Fees Paid$2,384,772
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000090898
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class Y
Trading Symbol	CMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Y	SPTR	CMCITR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,463	$9,700	$9,466
Feb 15	$9,870	$10,257	$9,877
Mar 15	$9,350	$10,095	$9,369
Apr 15	$9,967	$10,192	$10,002
May 15	$9,610	$10,323	$9,646
Jun 15	$9,691	$10,123	$9,745
Jul 15	$8,667	$10,335	$8,721
Aug 15	$8,602	$9,712	$8,465
Sep 15	$8,276	$9,471	$8,352
Oct 15	$8,309	$10,270	$8,384
Nov 15	$7,772	$10,301	$7,848
Dec 15	$7,512	$10,138	$7,584
Jan 16	$7,252	$9,635	$7,337
Feb 16	$7,220	$9,622	$7,314
Mar 16	$7,528	$10,275	$7,630
Apr 16	$8,130	$10,315	$8,254
May 16	$8,179	$10,500	$8,303
Jun 16	$8,455	$10,527	$8,589
Jul 16	$8,000	$10,915	$8,141
Aug 16	$7,935	$10,931	$8,086
Sep 16	$8,276	$10,933	$8,426
Oct 16	$8,276	$10,733	$8,443
Nov 16	$8,553	$11,131	$8,730
Dec 16	$8,657	$11,351	$8,841
Jan 17	$8,835	$11,566	$9,035
Feb 17	$8,853	$12,025	$9,075
Mar 17	$8,550	$12,039	$8,764
Apr 17	$8,389	$12,163	$8,604
May 17	$8,228	$12,334	$8,458
Jun 17	$8,246	$12,411	$8,477
Jul 17	$8,585	$12,666	$8,827
Aug 17	$8,639	$12,705	$8,901
Sep 17	$8,675	$12,967	$8,948
Oct 17	$8,942	$13,270	$9,236
Nov 17	$8,942	$13,677	$9,249
Dec 17	$9,238	$13,829	$9,561
Jan 18	$9,387	$14,621	$9,715
Feb 18	$9,238	$14,082	$9,573
Mar 18	$9,238	$13,724	$9,577
Apr 18	$9,461	$13,777	$9,837
May 18	$9,685	$14,108	$10,062
Jun 18	$9,368	$14,195	$9,744
Jul 18	$9,126	$14,724	$9,500
Aug 18	$9,014	$15,203	$9,390
Sep 18	$9,182	$15,290	$9,588
Oct 18	$8,977	$14,245	$9,374
Nov 18	$8,530	$14,535	$8,921
Dec 18	$8,200	$13,223	$8,581
Jan 19	$8,726	$14,282	$9,131
Feb 19	$8,951	$14,741	$9,373
Mar 19	$8,932	$15,027	$9,371
Apr 19	$8,913	$15,636	$9,363
May 19	$8,519	$14,642	$8,944
Jun 19	$8,744	$15,674	$9,191
Jul 19	$8,669	$15,899	$9,132
Aug 19	$8,275	$15,647	$8,728
Sep 19	$8,444	$15,940	$8,905
Oct 19	$8,557	$16,286	$9,040
Nov 19	$8,482	$16,877	$8,961
Dec 19	$8,915	$17,386	$9,424
Jan 20	$8,289	$17,379	$8,773
Feb 20	$7,890	$15,949	$8,354
Mar 20	$6,714	$13,979	$7,116
Apr 20	$6,563	$15,771	$6,962
May 20	$7,094	$16,522	$7,523
Jun 20	$7,416	$16,850	$7,878
Jul 20	$7,777	$17,801	$8,271
Aug 20	$8,137	$19,080	$8,661
Sep 20	$7,985	$18,355	$8,508
Oct 20	$7,872	$17,867	$8,382
Nov 20	$8,630	$19,823	$9,196
Dec 20	$9,031	$20,585	$9,642
Jan 21	$9,296	$20,377	$9,937
Feb 21	$10,074	$20,939	$10,778
Mar 21	$9,904	$21,856	$10,615
Apr 21	$10,719	$23,022	$11,492
May 21	$11,061	$23,183	$11,866
Jun 21	$11,213	$23,724	$12,055
Jul 21	$11,402	$24,288	$12,266
Aug 21	$11,383	$25,026	$12,256
Sep 21	$11,592	$23,863	$12,483
Oct 21	$11,972	$25,534	$12,905
Nov 21	$11,402	$25,357	$12,305
Dec 21	$12,024	$26,494	$13,005
Jan 22	$12,744	$25,123	$13,780
Feb 22	$13,510	$24,371	$14,624
Mar 22	$14,647	$25,276	$15,894
Apr 22	$14,902	$23,071	$16,180
May 22	$15,065	$23,114	$16,362
Jun 22	$13,811	$21,206	$15,050
Jul 22	$13,811	$23,161	$15,067
Aug 22	$13,649	$22,217	$14,915
Sep 22	$12,906	$20,170	$14,094
Oct 22	$13,277	$21,804	$14,541
Nov 22	$13,881	$23,022	$15,224
Dec 22	$13,932	$21,696	$15,271
Jan 23	$14,253	$23,059	$15,665
Feb 23	$13,698	$22,496	$15,087
Mar 23	$13,727	$23,322	$15,096
Apr 23	$13,611	$23,686	$14,992
May 23	$12,793	$23,789	$14,126
Jun 23	$13,260	$25,361	$14,629
Jul 23	$14,224	$26,176	$15,718
Aug 23	$14,107	$25,759	$15,625
Sep 23	$14,146	$24,531	$15,679
Oct 23	$14,018	$24,015	$15,558
Nov 23	$13,868	$26,208	$15,404
Dec 23	$13,546	$27,399	$15,057
Jan 24	$13,754	$27,859	$15,307
Feb 24	$13,621	$29,347	$15,175
Mar 24	$14,202	$30,291	$15,837
Apr 24	$14,586	$29,054	$16,281
May 24	$14,618	$30,494	$16,334
Jun 24	$14,428	$31,589	$16,136
Jul 24	$13,873	$31,973	$15,527
Aug 24	$13,812	$32,749	$15,469
Sep 24	$14,273	$33,448	$15,997
Oct 24	$14,113	$33,145	$15,837
Nov 24	$14,065	$35,090	$15,797
Dec 24	$14,194	$34,254	$15,950

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	4.78%	9.75%	3.56%
UBS CM Commodity Index (CMCITR)	5.93%	11.10%	4.78%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 538,698,813
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,384,772
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$538,698,813 Number of Portfolio Holdings19 Portfolio Turnover Rate-% Advisory Fees Paid$2,384,772
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.2%
Money Market Fund		2.7%
Government		97.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.33%, 4/17/2025	10.1%
United States Treasury Bills, 4.35%, 5/29/2025	10.0%
United States Treasury Bills, 4.29%, 6/5/2025	10.0%
United States Treasury Bills, 4.32%, 3/20/2025	7.4%
United States Treasury Bills, 4.34%, 5/8/2025	7.3%
United States Treasury Bills, 4.37%, 5/22/2025	7.3%
United States Treasury Bills, 4.20%, 6/20/2025	7.3%
United States Treasury Bills, 4.22%, 6/26/2025	7.3%
United States Treasury Bills, 5.06%, 1/16/2025	6.5%
United States Treasury Bills, 4.99%, 1/23/2025	5.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000114413
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	EMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class A	GBMP	5050EMB
Dec 14	$9,425	$10,000	$10,000
Jan 15	$9,563	$10,001	$10,063
Feb 15	$9,462	$9,915	$10,039
Mar 15	$9,309	$9,827	$9,900
Apr 15	$9,423	$9,919	$10,125
May 15	$9,228	$9,751	$9,975
Jun 15	$9,018	$9,705	$9,837
Jul 15	$8,717	$9,730	$9,735
Aug 15	$8,372	$9,737	$9,429
Sep 15	$8,061	$9,785	$9,228
Oct 15	$8,299	$9,805	$9,563
Nov 15	$8,309	$9,654	$9,457
Dec 15	$8,143	$9,698	$9,286
Jan 16	$8,097	$9,791	$9,293
Feb 16	$8,214	$10,002	$9,449
Mar 16	$8,482	$10,259	$10,030
Apr 16	$8,591	$10,390	$10,248
May 16	$8,535	$10,262	$9,960
Jun 16	$8,705	$10,560	$10,421
Jul 16	$8,788	$10,640	$10,546
Aug 16	$8,734	$10,592	$10,643
Sep 16	$8,763	$10,644	$10,772
Oct 16	$8,759	$10,362	$10,660
Nov 16	$8,533	$9,957	$10,067
Dec 16	$8,637	$9,916	$10,229
Jan 17	$8,778	$10,024	$10,417
Feb 17	$9,051	$10,075	$10,616
Mar 17	$9,104	$10,088	$10,759
Apr 17	$9,153	$10,200	$10,902
May 17	$9,196	$10,350	$11,057
Jun 17	$9,271	$10,342	$11,075
Jul 17	$9,379	$10,511	$11,236
Aug 17	$9,522	$10,616	$11,436
Sep 17	$9,670	$10,523	$11,417
Oct 17	$9,707	$10,482	$11,277
Nov 17	$9,535	$10,591	$11,375
Dec 17	$9,646	$10,630	$11,532
Jan 18	$9,800	$10,747	$11,788
Feb 18	$9,735	$10,652	$11,609
Mar 18	$9,903	$10,765	$11,685
Apr 18	$9,702	$10,599	$11,427
May 18	$9,321	$10,517	$11,089
Jun 18	$9,062	$10,471	$10,865
Jul 18	$9,365	$10,454	$11,106
Aug 18	$9,077	$10,458	$10,672
Sep 18	$9,213	$10,371	$10,891
Oct 18	$9,113	$10,264	$10,668
Nov 18	$8,997	$10,300	$10,795
Dec 18	$9,030	$10,508	$10,938
Jan 19	$9,486	$10,669	$11,478
Feb 19	$9,514	$10,609	$11,472
Mar 19	$9,559	$10,744	$11,478
Apr 19	$9,580	$10,714	$11,482
May 19	$9,517	$10,865	$11,522
Jun 19	$9,903	$11,105	$12,036
Jul 19	$10,113	$11,079	$12,164
Aug 19	$9,522	$11,318	$12,049
Sep 19	$9,739	$11,199	$12,080
Oct 19	$9,765	$11,273	$12,272
Nov 19	$9,764	$11,183	$12,131
Dec 19	$10,168	$11,241	$12,504
Jan 20	$10,233	$11,391	$12,519
Feb 20	$10,150	$11,475	$12,244
Mar 20	$8,132	$11,226	$10,718
Apr 20	$8,419	$11,436	$11,049
May 20	$9,284	$11,499	$11,670
Jun 20	$9,928	$11,602	$11,903
Jul 20	$10,410	$11,971	$12,303
Aug 20	$10,673	$11,932	$12,315
Sep 20	$10,467	$11,893	$12,078
Oct 20	$10,461	$11,881	$12,102
Nov 20	$10,964	$12,086	$12,668
Dec 20	$11,327	$12,236	$13,008
Jan 21	$11,243	$12,106	$12,869
Feb 21	$11,153	$11,865	$12,532
Mar 21	$10,916	$11,642	$12,280
Apr 21	$11,257	$11,786	$12,555
May 21	$11,425	$11,879	$12,778
Jun 21	$11,343	$11,801	$12,747
Jul 21	$11,228	$11,951	$12,746
Aug 21	$11,332	$11,901	$12,859
Sep 21	$11,024	$11,672	$12,504
Oct 21	$11,017	$11,640	$12,423
Nov 21	$10,796	$11,604	$12,139
Dec 21	$10,809	$11,576	$12,318
Jan 22	$10,659	$11,322	$12,142
Feb 22	$10,447	$11,181	$11,442
Mar 22	$10,370	$10,835	$11,303
Apr 22	$9,850	$10,245	$10,647
May 22	$9,894	$10,272	$10,743
Jun 22	$9,244	$9,946	$10,170
Jul 22	$9,510	$10,169	$10,332
Aug 22	$9,650	$9,763	$10,276
Sep 22	$9,041	$9,242	$9,699
Oct 22	$8,814	$9,176	$9,664
Nov 22	$9,700	$9,607	$10,375
Dec 22	$9,974	$9,648	$10,504
Jan 23	$10,475	$9,955	$10,896
Feb 23	$10,178	$9,632	$10,603
Mar 23	$10,331	$9,936	$10,872
Apr 23	$10,390	$9,986	$10,948
May 23	$10,291	$9,797	$10,831
Jun 23	$10,565	$9,798	$11,129
Jul 23	$10,737	$9,854	$11,395
Aug 23	$10,447	$9,726	$11,158
Sep 23	$10,208	$9,436	$10,825
Oct 23	$10,061	$9,317	$10,724
Nov 23	$10,648	$9,784	$11,310
Dec 23	$11,062	$10,191	$11,759
Jan 24	$10,947	$10,062	$11,610
Feb 24	$10,955	$9,929	$11,634
Mar 24	$11,029	$9,984	$11,753
Apr 24	$10,872	$9,726	$11,506
May 24	$11,058	$9,858	$11,703
Jun 24	$11,086	$9,877	$11,675
Jul 24	$11,292	$10,153	$11,917
Aug 24	$11,574	$10,388	$12,239
Sep 24	$11,944	$10,563	$12,559
Oct 24	$11,633	$10,208	$12,161
Nov 24	$11,552	$10,252	$12,199
Dec 24	$11,340	$10,022	$11,996

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	2.52%	2.21%	1.87%
Class A After Maximum Sales Charge	(3.38)%	1.00%	1.27%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 72,206,009
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 283,414
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,206,009 Number of Portfolio Holdings105 Portfolio Turnover Rate206% Advisory Fees Paid$283,414
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000117963
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	EMBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,158	$10,001	$10,063
Feb 15	$10,063	$9,915	$10,039
Mar 15	$9,902	$9,827	$9,900
Apr 15	$10,022	$9,919	$10,125
May 15	$9,817	$9,751	$9,975
Jun 15	$9,607	$9,705	$9,837
Jul 15	$9,278	$9,730	$9,735
Aug 15	$8,914	$9,737	$9,429
Sep 15	$8,586	$9,785	$9,228
Oct 15	$8,850	$9,805	$9,563
Nov 15	$8,848	$9,654	$9,457
Dec 15	$8,673	$9,698	$9,286
Jan 16	$8,637	$9,791	$9,293
Feb 16	$8,760	$10,002	$9,449
Mar 16	$9,043	$10,259	$10,030
Apr 16	$9,158	$10,390	$10,248
May 16	$9,099	$10,262	$9,960
Jun 16	$9,291	$10,560	$10,421
Jul 16	$9,379	$10,640	$10,546
Aug 16	$9,321	$10,592	$10,643
Sep 16	$9,352	$10,644	$10,772
Oct 16	$9,348	$10,362	$10,660
Nov 16	$9,110	$9,957	$10,067
Dec 16	$9,233	$9,916	$10,229
Jan 17	$9,394	$10,024	$10,417
Feb 17	$9,683	$10,075	$10,616
Mar 17	$9,738	$10,088	$10,759
Apr 17	$9,790	$10,200	$10,902
May 17	$9,835	$10,350	$11,057
Jun 17	$9,914	$10,342	$11,075
Jul 17	$10,028	$10,511	$11,236
Aug 17	$10,192	$10,616	$11,436
Sep 17	$10,348	$10,523	$11,417
Oct 17	$10,401	$10,482	$11,277
Nov 17	$10,206	$10,591	$11,375
Dec 17	$10,337	$10,630	$11,532
Jan 18	$10,501	$10,747	$11,788
Feb 18	$10,437	$10,652	$11,609
Mar 18	$10,620	$10,765	$11,685
Apr 18	$10,405	$10,599	$11,427
May 18	$10,002	$10,517	$11,089
Jun 18	$9,730	$10,471	$10,865
Jul 18	$10,052	$10,454	$11,106
Aug 18	$9,750	$10,458	$10,672
Sep 18	$9,882	$10,371	$10,891
Oct 18	$9,795	$10,264	$10,668
Nov 18	$9,658	$10,300	$10,795
Dec 18	$9,696	$10,508	$10,938
Jan 19	$10,212	$10,669	$11,478
Feb 19	$10,232	$10,609	$11,472
Mar 19	$10,272	$10,744	$11,478
Apr 19	$10,305	$10,714	$11,482
May 19	$10,253	$10,865	$11,522
Jun 19	$10,664	$11,105	$12,036
Jul 19	$10,876	$11,079	$12,164
Aug 19	$10,255	$11,318	$12,049
Sep 19	$10,486	$11,199	$12,080
Oct 19	$10,517	$11,273	$12,272
Nov 19	$10,518	$11,183	$12,131
Dec 19	$10,966	$11,241	$12,504
Jan 20	$11,022	$11,391	$12,519
Feb 20	$10,954	$11,475	$12,244
Mar 20	$8,775	$11,226	$10,718
Apr 20	$9,083	$11,436	$11,049
May 20	$10,023	$11,499	$11,670
Jun 20	$10,728	$11,602	$11,903
Jul 20	$11,245	$11,971	$12,303
Aug 20	$11,510	$11,932	$12,315
Sep 20	$11,311	$11,893	$12,078
Oct 20	$11,309	$11,881	$12,102
Nov 20	$11,848	$12,086	$12,668
Dec 20	$12,239	$12,236	$13,008
Jan 21	$12,152	$12,106	$12,869
Feb 21	$12,059	$11,865	$12,532
Mar 21	$11,809	$11,642	$12,280
Apr 21	$12,177	$11,786	$12,555
May 21	$12,359	$11,879	$12,778
Jun 21	$12,274	$11,801	$12,747
Jul 21	$12,155	$11,951	$12,746
Aug 21	$12,270	$11,901	$12,859
Sep 21	$11,943	$11,672	$12,504
Oct 21	$11,940	$11,640	$12,423
Nov 21	$11,710	$11,604	$12,139
Dec 21	$11,712	$11,576	$12,318
Jan 22	$11,558	$11,322	$12,142
Feb 22	$11,338	$11,181	$11,442
Mar 22	$11,243	$10,835	$11,303
Apr 22	$10,693	$10,245	$10,647
May 22	$10,727	$10,272	$10,743
Jun 22	$10,037	$9,946	$10,170
Jul 22	$10,329	$10,169	$10,332
Aug 22	$10,467	$9,763	$10,276
Sep 22	$9,841	$9,242	$9,699
Oct 22	$9,591	$9,176	$9,664
Nov 22	$10,558	$9,607	$10,375
Dec 22	$10,867	$9,648	$10,504
Jan 23	$11,387	$9,955	$10,896
Feb 23	$11,070	$9,632	$10,603
Mar 23	$11,239	$9,936	$10,872
Apr 23	$11,327	$9,986	$10,948
May 23	$11,201	$9,797	$10,831
Jun 23	$11,520	$9,798	$11,129
Jul 23	$11,709	$9,854	$11,395
Aug 23	$11,399	$9,726	$11,158
Sep 23	$11,122	$9,436	$10,825
Oct 23	$10,983	$9,317	$10,724
Nov 23	$11,618	$9,784	$11,310
Dec 23	$12,060	$10,191	$11,759
Jan 24	$11,958	$10,062	$11,610
Feb 24	$11,966	$9,929	$11,634
Mar 24	$12,056	$9,984	$11,753
Apr 24	$11,878	$9,726	$11,506
May 24	$12,074	$9,858	$11,703
Jun 24	$12,126	$9,877	$11,675
Jul 24	$12,352	$10,153	$11,917
Aug 24	$12,665	$10,388	$12,239
Sep 24	$13,077	$10,563	$12,559
Oct 24	$12,729	$10,208	$12,161
Nov 24	$12,637	$10,252	$12,199
Dec 24	$12,432	$10,022	$11,996

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	3.09%	2.54%	2.20%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 72,206,009
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 283,414
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,206,009 Number of Portfolio Holdings105 Portfolio Turnover Rate206% Advisory Fees Paid$283,414
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000117964
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class Y
Trading Symbol	EMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Thailand, China and Sri Lanka were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Y	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,146	$10,001	$10,063
Feb 15	$10,051	$9,915	$10,039
Mar 15	$9,890	$9,827	$9,900
Apr 15	$10,010	$9,919	$10,125
May 15	$9,804	$9,751	$9,975
Jun 15	$9,595	$9,705	$9,837
Jul 15	$9,265	$9,730	$9,735
Aug 15	$8,900	$9,737	$9,429
Sep 15	$8,572	$9,785	$9,228
Oct 15	$8,836	$9,805	$9,563
Nov 15	$8,834	$9,654	$9,457
Dec 15	$8,659	$9,698	$9,286
Jan 16	$8,623	$9,791	$9,293
Feb 16	$8,746	$10,002	$9,449
Mar 16	$9,030	$10,259	$10,030
Apr 16	$9,145	$10,390	$10,248
May 16	$9,086	$10,262	$9,960
Jun 16	$9,265	$10,560	$10,421
Jul 16	$9,366	$10,640	$10,546
Aug 16	$9,308	$10,592	$10,643
Sep 16	$9,339	$10,644	$10,772
Oct 16	$9,335	$10,362	$10,660
Nov 16	$9,096	$9,957	$10,067
Dec 16	$9,207	$9,916	$10,229
Jan 17	$9,368	$10,024	$10,417
Feb 17	$9,657	$10,075	$10,616
Mar 17	$9,712	$10,088	$10,759
Apr 17	$9,764	$10,200	$10,902
May 17	$9,823	$10,350	$11,057
Jun 17	$9,888	$10,342	$11,075
Jul 17	$10,002	$10,511	$11,236
Aug 17	$10,167	$10,616	$11,436
Sep 17	$10,323	$10,523	$11,417
Oct 17	$10,362	$10,482	$11,277
Nov 17	$10,181	$10,591	$11,375
Dec 17	$10,313	$10,630	$11,532
Jan 18	$10,477	$10,747	$11,788
Feb 18	$10,411	$10,652	$11,609
Mar 18	$10,593	$10,765	$11,685
Apr 18	$10,376	$10,599	$11,427
May 18	$9,969	$10,517	$11,089
Jun 18	$9,696	$10,471	$10,865
Jul 18	$10,016	$10,454	$11,106
Aug 18	$9,727	$10,458	$10,672
Sep 18	$9,857	$10,371	$10,891
Oct 18	$9,766	$10,264	$10,668
Nov 18	$9,628	$10,300	$10,795
Dec 18	$9,663	$10,508	$10,938
Jan 19	$10,162	$10,669	$11,478
Feb 19	$10,196	$10,609	$11,472
Mar 19	$10,234	$10,744	$11,478
Apr 19	$10,266	$10,714	$11,482
May 19	$10,207	$10,865	$11,522
Jun 19	$10,626	$11,105	$12,036
Jul 19	$10,831	$11,079	$12,164
Aug 19	$10,209	$11,318	$12,049
Sep 19	$10,439	$11,199	$12,080
Oct 19	$10,470	$11,273	$12,272
Nov 19	$10,488	$11,183	$12,131
Dec 19	$10,920	$11,241	$12,504
Jan 20	$10,992	$11,391	$12,519
Feb 20	$10,906	$11,475	$12,244
Mar 20	$8,740	$11,226	$10,718
Apr 20	$9,048	$11,436	$11,049
May 20	$9,990	$11,499	$11,670
Jun 20	$10,678	$11,602	$11,903
Jul 20	$11,195	$11,971	$12,303
Aug 20	$11,478	$11,932	$12,315
Sep 20	$11,260	$11,893	$12,078
Oct 20	$11,275	$11,881	$12,102
Nov 20	$11,795	$12,086	$12,668
Dec 20	$12,185	$12,236	$13,008
Jan 21	$12,097	$12,106	$12,869
Feb 21	$12,003	$11,865	$12,532
Mar 21	$11,771	$11,642	$12,280
Apr 21	$12,119	$11,786	$12,555
May 21	$12,301	$11,879	$12,778
Jun 21	$12,215	$11,801	$12,747
Jul 21	$12,113	$11,951	$12,746
Aug 21	$12,208	$11,901	$12,859
Sep 21	$11,899	$11,672	$12,504
Oct 21	$11,876	$11,640	$12,423
Nov 21	$11,660	$11,604	$12,139
Dec 21	$11,658	$11,576	$12,318
Jan 22	$11,499	$11,322	$12,142
Feb 22	$11,293	$11,181	$11,442
Mar 22	$11,194	$10,835	$11,303
Apr 22	$10,640	$10,245	$10,647
May 22	$10,689	$10,272	$10,743
Jun 22	$9,976	$9,946	$10,170
Jul 22	$10,262	$10,169	$10,332
Aug 22	$10,414	$9,763	$10,276
Sep 22	$9,784	$9,242	$9,699
Oct 22	$9,543	$9,176	$9,664
Nov 22	$10,494	$9,607	$10,375
Dec 22	$10,790	$9,648	$10,504
Jan 23	$11,329	$9,955	$10,896
Feb 23	$11,011	$9,632	$10,603
Mar 23	$11,176	$9,936	$10,872
Apr 23	$11,261	$9,986	$10,948
May 23	$11,135	$9,797	$10,831
Jun 23	$11,451	$9,798	$11,129
Jul 23	$11,636	$9,854	$11,395
Aug 23	$11,327	$9,726	$11,158
Sep 23	$11,052	$9,436	$10,825
Oct 23	$10,913	$9,317	$10,724
Nov 23	$11,541	$9,784	$11,310
Dec 23	$11,980	$10,191	$11,759
Jan 24	$11,857	$10,062	$11,610
Feb 24	$11,886	$9,929	$11,634
Mar 24	$11,974	$9,984	$11,753
Apr 24	$11,793	$9,726	$11,506
May 24	$12,004	$9,858	$11,703
Jun 24	$12,027	$9,877	$11,675
Jul 24	$12,266	$10,153	$11,917
Aug 24	$12,567	$10,388	$12,239
Sep 24	$12,988	$10,563	$12,559
Oct 24	$12,630	$10,208	$12,161
Nov 24	$12,546	$10,252	$12,199
Dec 24	$12,320	$10,022	$11,996

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	2.84%	2.44%	2.11%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 72,206,009
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 283,414
InvestmentCompanyPortfolioTurnover	206.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,206,009 Number of Portfolio Holdings105 Portfolio Turnover Rate206% Advisory Fees Paid$283,414
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		1.2%
Money Market Fund		5.2%
Utilities		1.1%
Consumer Cyclicals		1.5%
Real Estate		3.9%
Financials		4.3%
Energy		7.9%
Government		75.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.2%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.9%
Mexican Bonos, 7.75%, 11/13/2042	3.5%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.3%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	3.1%
Malaysia Government Bond, 2.63%, 4/15/2031	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.7%
Philippine Government International Bond, 6.25%, 1/14/2036	2.1%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024992
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$159	1.59%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class A	M1EFIM
Dec 14	$9,425	$10,000
Jan 15	$9,385	$10,071
Feb 15	$9,637	$10,372
Mar 15	$9,531	$10,242
Apr 15	$10,279	$11,048
May 15	$10,080	$10,671
Jun 15	$9,829	$10,364
Jul 15	$9,399	$9,633
Aug 15	$8,399	$8,754
Sep 15	$8,115	$8,526
Oct 15	$8,604	$9,120
Nov 15	$8,584	$8,781
Dec 15	$8,208	$8,614
Jan 16	$7,427	$8,038
Feb 16	$7,275	$8,022
Mar 16	$8,075	$9,047
Apr 16	$8,175	$9,108
May 16	$8,122	$8,771
Jun 16	$8,281	$9,104
Jul 16	$8,585	$9,552
Aug 16	$8,823	$9,781
Sep 16	$8,923	$9,907
Oct 16	$8,823	$9,907
Nov 16	$8,300	$9,451
Dec 16	$8,172	$9,467
Jan 17	$8,603	$9,975
Feb 17	$8,775	$10,308
Mar 17	$9,173	$10,570
Apr 17	$9,723	$10,786
May 17	$10,101	$11,073
Jun 17	$10,247	$11,181
Jul 17	$10,890	$11,812
Aug 17	$11,221	$12,071
Sep 17	$11,301	$12,030
Oct 17	$11,698	$12,452
Nov 17	$11,758	$12,502
Dec 17	$12,234	$12,953
Jan 18	$13,090	$13,989
Feb 18	$12,559	$13,353
Mar 18	$12,413	$13,115
Apr 18	$12,009	$13,063
May 18	$11,823	$12,625
Jun 18	$11,239	$12,064
Jul 18	$11,232	$12,315
Aug 18	$10,536	$11,991
Sep 18	$10,177	$11,889
Oct 18	$9,182	$10,829
Nov 18	$9,726	$11,291
Dec 18	$9,384	$11,004
Jan 19	$10,340	$11,927
Feb 19	$10,525	$11,968
Mar 19	$10,804	$12,070
Apr 19	$11,295	$12,299
May 19	$10,552	$11,437
Jun 19	$11,401	$12,121
Jul 19	$11,309	$11,969
Aug 19	$11,010	$11,384
Sep 19	$11,143	$11,602
Oct 19	$11,448	$12,087
Nov 19	$11,594	$12,064
Dec 19	$12,154	$12,946
Jan 20	$11,837	$12,352
Feb 20	$11,466	$11,677
Mar 20	$9,006	$9,787
Apr 20	$9,943	$10,727
May 20	$10,395	$10,826
Jun 20	$11,264	$11,640
Jul 20	$11,911	$12,683
Aug 20	$12,390	$12,988
Sep 20	$12,188	$12,779
Oct 20	$12,531	$13,009
Nov 20	$13,509	$14,273
Dec 20	$14,151	$15,328
Jan 21	$14,806	$15,749
Feb 21	$14,860	$15,955
Mar 21	$14,225	$15,765
Apr 21	$14,630	$16,219
May 21	$14,623	$16,598
Jun 21	$14,752	$16,669
Jul 21	$13,827	$15,654
Aug 21	$14,178	$16,035
Sep 21	$13,523	$15,437
Oct 21	$13,590	$15,574
Nov 21	$12,686	$14,961
Dec 21	$12,432	$15,285
Jan 22	$11,738	$14,947
Feb 22	$10,686	$14,509
Mar 22	$10,116	$14,269
Apr 22	$9,430	$13,485
May 22	$9,459	$13,508
Jun 22	$8,845	$12,543
Jul 22	$9,181	$12,559
Aug 22	$9,079	$12,645
Sep 22	$8,064	$11,190
Oct 22	$8,239	$10,888
Nov 22	$9,473	$12,422
Dec 22	$9,296	$12,254
Jan 23	$10,168	$13,190
Feb 23	$9,455	$12,396
Mar 23	$9,478	$12,737
Apr 23	$9,493	$12,623
May 23	$9,311	$12,458
Jun 23	$9,690	$12,943
Jul 23	$10,365	$13,754
Aug 23	$9,978	$12,998
Sep 23	$9,500	$12,668
Oct 23	$9,083	$12,159
Nov 23	$9,971	$13,160
Dec 23	$10,283	$13,684
Jan 24	$9,937	$13,105
Feb 24	$10,460	$13,690
Mar 24	$10,721	$13,980
Apr 24	$10,698	$14,074
May 24	$11,013	$14,156
Jun 24	$11,097	$14,698
Jul 24	$10,997	$14,734
Aug 24	$11,143	$14,976
Sep 24	$11,404	$15,909
Oct 24	$10,974	$15,210
Nov 24	$10,590	$14,693
Dec 24	$10,253	$14,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	(0.29)%	(3.34)%	0.85%
Class A After Maximum Sales Charge	(6.03)%	(4.48)%	0.25%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 402,838,905
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,162,831
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,838,905 Number of Portfolio Holdings72 Portfolio Turnover Rate19% Advisory Fees Paid$3,162,831
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024993
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	EMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$250	2.52%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class C	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,954	$10,071
Feb 15	$10,206	$10,372
Mar 15	$10,092	$10,242
Apr 15	$10,872	$11,048
May 15	$10,657	$10,671
Jun 15	$10,382	$10,364
Jul 15	$9,924	$9,633
Aug 15	$8,861	$8,754
Sep 15	$8,555	$8,526
Oct 15	$9,067	$9,120
Nov 15	$9,044	$8,781
Dec 15	$8,640	$8,614
Jan 16	$7,806	$8,038
Feb 16	$7,638	$8,022
Mar 16	$8,479	$9,047
Apr 16	$8,579	$9,108
May 16	$8,518	$8,771
Jun 16	$8,678	$9,104
Jul 16	$8,992	$9,552
Aug 16	$9,236	$9,781
Sep 16	$9,336	$9,907
Oct 16	$9,221	$9,907
Nov 16	$8,670	$9,451
Dec 16	$8,530	$9,467
Jan 17	$8,974	$9,975
Feb 17	$9,150	$10,308
Mar 17	$9,556	$10,570
Apr 17	$10,123	$10,786
May 17	$10,506	$11,073
Jun 17	$10,651	$11,181
Jul 17	$11,317	$11,812
Aug 17	$11,654	$12,071
Sep 17	$11,723	$12,030
Oct 17	$12,129	$12,452
Nov 17	$12,190	$12,502
Dec 17	$12,673	$12,953
Jan 18	$13,545	$13,989
Feb 18	$12,986	$13,353
Mar 18	$12,833	$13,115
Apr 18	$12,405	$13,063
May 18	$12,205	$12,625
Jun 18	$11,601	$12,064
Jul 18	$11,585	$12,315
Aug 18	$10,858	$11,991
Sep 18	$10,483	$11,889
Oct 18	$9,449	$10,829
Nov 18	$10,008	$11,291
Dec 18	$9,648	$11,004
Jan 19	$10,628	$11,927
Feb 19	$10,812	$11,968
Mar 19	$11,087	$12,070
Apr 19	$11,585	$12,299
May 19	$10,819	$11,437
Jun 19	$11,677	$12,121
Jul 19	$11,570	$11,969
Aug 19	$11,256	$11,384
Sep 19	$11,386	$11,602
Oct 19	$11,685	$12,087
Nov 19	$11,830	$12,064
Dec 19	$12,399	$12,946
Jan 20	$12,066	$12,352
Feb 20	$11,679	$11,677
Mar 20	$9,171	$9,787
Apr 20	$10,116	$10,727
May 20	$10,564	$10,826
Jun 20	$11,439	$11,640
Jul 20	$12,097	$12,683
Aug 20	$12,569	$12,988
Sep 20	$12,360	$12,779
Oct 20	$12,701	$13,009
Nov 20	$13,676	$14,273
Dec 20	$14,320	$15,328
Jan 21	$14,971	$15,749
Feb 21	$15,018	$15,955
Mar 21	$14,366	$15,765
Apr 21	$14,762	$16,219
May 21	$14,746	$16,598
Jun 21	$14,870	$16,669
Jul 21	$13,932	$15,654
Aug 21	$14,273	$16,035
Sep 21	$13,606	$15,437
Oct 21	$13,661	$15,574
Nov 21	$12,746	$14,961
Dec 21	$12,477	$15,285
Jan 22	$11,781	$14,947
Feb 22	$10,720	$14,509
Mar 22	$10,134	$14,269
Apr 22	$9,438	$13,485
May 22	$9,463	$13,508
Jun 22	$8,835	$12,543
Jul 22	$9,166	$12,559
Aug 22	$9,056	$12,645
Sep 22	$8,038	$11,190
Oct 22	$8,207	$10,888
Nov 22	$9,430	$12,422
Dec 22	$9,255	$12,254
Jan 23	$10,116	$13,190
Feb 23	$9,396	$12,396
Mar 23	$9,413	$12,737
Apr 23	$9,422	$12,623
May 23	$9,229	$12,458
Jun 23	$9,598	$12,943
Jul 23	$10,265	$13,754
Aug 23	$9,870	$12,998
Sep 23	$9,396	$12,668
Oct 23	$8,965	$12,159
Nov 23	$9,844	$13,160
Dec 23	$10,139	$13,684
Jan 24	$9,795	$13,105
Feb 24	$10,297	$13,690
Mar 24	$10,544	$13,980
Apr 24	$10,518	$14,074
May 24	$10,817	$14,156
Jun 24	$10,888	$14,698
Jul 24	$10,782	$14,734
Aug 24	$10,923	$14,976
Sep 24	$11,169	$15,909
Oct 24	$10,738	$15,210
Nov 24	$10,359	$14,693
Dec 24	$10,015	$14,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	(1.22)%	(4.18)%	0.02%
Class C After Maximum Sales Charge	(2.20)%	(4.18)%	0.02%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 402,838,905
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,162,831
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,838,905 Number of Portfolio Holdings72 Portfolio Turnover Rate19% Advisory Fees Paid$3,162,831
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000033045
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class I
Trading Symbol	EMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,966	$10,071
Feb 15	$10,236	$10,372
Mar 15	$10,128	$10,242
Apr 15	$10,929	$11,048
May 15	$10,720	$10,671
Jun 15	$10,458	$10,364
Jul 15	$10,000	$9,633
Aug 15	$8,943	$8,754
Sep 15	$8,641	$8,526
Oct 15	$9,166	$9,120
Nov 15	$9,152	$8,781
Dec 15	$8,756	$8,614
Jan 16	$7,921	$8,038
Feb 16	$7,760	$8,022
Mar 16	$8,621	$9,047
Apr 16	$8,729	$9,108
May 16	$8,675	$8,771
Jun 16	$8,850	$9,104
Jul 16	$9,173	$9,552
Aug 16	$9,435	$9,781
Sep 16	$9,550	$9,907
Oct 16	$9,449	$9,907
Nov 16	$8,884	$9,451
Dec 16	$8,760	$9,467
Jan 17	$9,225	$9,975
Feb 17	$9,414	$10,308
Mar 17	$9,845	$10,570
Apr 17	$10,438	$10,786
May 17	$10,849	$11,073
Jun 17	$11,011	$11,181
Jul 17	$11,705	$11,812
Aug 17	$12,062	$12,071
Sep 17	$12,156	$12,030
Oct 17	$12,587	$12,452
Nov 17	$12,655	$12,502
Dec 17	$13,175	$12,953
Jan 18	$14,102	$13,989
Feb 18	$13,534	$13,353
Mar 18	$13,378	$13,115
Apr 18	$12,945	$13,063
May 18	$12,755	$12,625
Jun 18	$12,132	$12,064
Jul 18	$12,125	$12,315
Aug 18	$11,374	$11,991
Sep 18	$11,002	$11,889
Oct 18	$9,925	$10,829
Nov 18	$10,528	$11,291
Dec 18	$10,160	$11,004
Jan 19	$11,203	$11,927
Feb 19	$11,408	$11,968
Mar 19	$11,708	$12,070
Apr 19	$12,246	$12,299
May 19	$11,449	$11,437
Jun 19	$12,376	$12,121
Jul 19	$12,274	$11,969
Aug 19	$11,953	$11,384
Sep 19	$12,103	$11,602
Oct 19	$12,437	$12,087
Nov 19	$12,601	$12,064
Dec 19	$13,219	$12,946
Jan 20	$12,885	$12,352
Feb 20	$12,482	$11,677
Mar 20	$9,812	$9,787
Apr 20	$10,834	$10,727
May 20	$11,328	$10,826
Jun 20	$12,280	$11,640
Jul 20	$12,997	$12,683
Aug 20	$13,518	$12,988
Sep 20	$13,303	$12,779
Oct 20	$13,685	$13,009
Nov 20	$14,756	$14,273
Dec 20	$15,467	$15,328
Jan 21	$16,184	$15,749
Feb 21	$16,247	$15,955
Mar 21	$15,557	$15,765
Apr 21	$16,010	$16,219
May 21	$16,010	$16,598
Jun 21	$16,156	$16,669
Jul 21	$15,153	$15,654
Aug 21	$15,543	$16,035
Sep 21	$14,833	$15,437
Oct 21	$14,910	$15,574
Nov 21	$13,921	$14,961
Dec 21	$13,648	$15,285
Jan 22	$12,896	$14,947
Feb 22	$11,747	$14,509
Mar 22	$11,123	$14,269
Apr 22	$10,371	$13,485
May 22	$10,409	$13,508
Jun 22	$9,732	$12,543
Jul 22	$10,108	$12,559
Aug 22	$10,003	$12,645
Sep 22	$8,883	$11,190
Oct 22	$9,086	$10,888
Nov 22	$10,446	$12,422
Dec 22	$10,262	$12,254
Jan 23	$11,234	$13,190
Feb 23	$10,450	$12,396
Mar 23	$10,473	$12,737
Apr 23	$10,497	$12,623
May 23	$10,301	$12,458
Jun 23	$10,732	$12,943
Jul 23	$11,485	$13,754
Aug 23	$11,054	$12,998
Sep 23	$10,536	$12,668
Oct 23	$10,073	$12,159
Nov 23	$11,062	$13,160
Dec 23	$11,417	$13,684
Jan 24	$11,042	$13,105
Feb 24	$11,624	$13,690
Mar 24	$11,920	$13,980
Apr 24	$11,904	$14,074
May 24	$12,255	$14,156
Jun 24	$12,350	$14,698
Jul 24	$12,255	$14,734
Aug 24	$12,422	$14,976
Sep 24	$12,717	$15,909
Oct 24	$12,247	$15,210
Nov 24	$11,824	$14,693
Dec 24	$11,449	$14,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	0.28%	(2.84)%	1.36%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 402,838,905
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,162,831
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,838,905 Number of Portfolio Holdings72 Portfolio Turnover Rate19% Advisory Fees Paid$3,162,831
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088110
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	EMRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$112	1.12%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Y	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,965	$10,071
Feb 15	$10,237	$10,372
Mar 15	$10,126	$10,242
Apr 15	$10,921	$11,048
May 15	$10,712	$10,671
Jun 15	$10,454	$10,364
Jul 15	$9,993	$9,633
Aug 15	$8,932	$8,754
Sep 15	$8,632	$8,526
Oct 15	$9,156	$9,120
Nov 15	$9,142	$8,781
Dec 15	$8,745	$8,614
Jan 16	$7,914	$8,038
Feb 16	$7,754	$8,022
Mar 16	$8,605	$9,047
Apr 16	$8,717	$9,108
May 16	$8,668	$8,771
Jun 16	$8,835	$9,104
Jul 16	$9,163	$9,552
Aug 16	$9,422	$9,781
Sep 16	$9,533	$9,907
Oct 16	$9,429	$9,907
Nov 16	$8,870	$9,451
Dec 16	$8,742	$9,467
Jan 17	$9,210	$9,975
Feb 17	$9,399	$10,308
Mar 17	$9,825	$10,570
Apr 17	$10,419	$10,786
May 17	$10,824	$11,073
Jun 17	$10,985	$11,181
Jul 17	$11,677	$11,812
Aug 17	$12,033	$12,071
Sep 17	$12,124	$12,030
Oct 17	$12,550	$12,452
Nov 17	$12,620	$12,502
Dec 17	$13,141	$12,953
Jan 18	$14,060	$13,989
Feb 18	$13,492	$13,353
Mar 18	$13,338	$13,115
Apr 18	$12,903	$13,063
May 18	$12,713	$12,625
Jun 18	$12,089	$12,064
Jul 18	$12,089	$12,315
Aug 18	$11,338	$11,991
Sep 18	$10,959	$11,889
Oct 18	$9,893	$10,829
Nov 18	$10,489	$11,291
Dec 18	$10,115	$11,004
Jan 19	$11,153	$11,927
Feb 19	$11,365	$11,968
Mar 19	$11,661	$12,070
Apr 19	$12,198	$12,299
May 19	$11,400	$11,437
Jun 19	$12,318	$12,121
Jul 19	$12,219	$11,969
Aug 19	$11,901	$11,384
Sep 19	$12,049	$11,602
Oct 19	$12,381	$12,087
Nov 19	$12,544	$12,064
Dec 19	$13,157	$12,946
Jan 20	$12,819	$12,352
Feb 20	$12,423	$11,677
Mar 20	$9,760	$9,787
Apr 20	$10,782	$10,727
May 20	$11,271	$10,826
Jun 20	$12,214	$11,640
Jul 20	$12,927	$12,683
Aug 20	$13,445	$12,988
Sep 20	$13,229	$12,779
Oct 20	$13,611	$13,009
Nov 20	$14,676	$14,273
Dec 20	$15,376	$15,328
Jan 21	$16,089	$15,749
Feb 21	$16,154	$15,955
Mar 21	$15,469	$15,765
Apr 21	$15,916	$16,219
May 21	$15,909	$16,598
Jun 21	$16,053	$16,669
Jul 21	$15,058	$15,654
Aug 21	$15,440	$16,035
Sep 21	$14,734	$15,437
Oct 21	$14,806	$15,574
Nov 21	$13,826	$14,961
Dec 21	$13,555	$15,285
Jan 22	$12,806	$14,947
Feb 22	$11,661	$14,509
Mar 22	$11,045	$14,269
Apr 22	$10,297	$13,485
May 22	$10,328	$13,508
Jun 22	$9,665	$12,543
Jul 22	$10,039	$12,559
Aug 22	$9,930	$12,645
Sep 22	$8,816	$11,190
Oct 22	$9,010	$10,888
Nov 22	$10,367	$12,422
Dec 22	$10,184	$12,254
Jan 23	$11,145	$13,190
Feb 23	$10,363	$12,396
Mar 23	$10,388	$12,737
Apr 23	$10,412	$12,623
May 23	$10,217	$12,458
Jun 23	$10,640	$12,943
Jul 23	$11,389	$13,754
Aug 23	$10,966	$12,998
Sep 23	$10,445	$12,668
Oct 23	$9,989	$12,159
Nov 23	$10,966	$13,160
Dec 23	$11,322	$13,684
Jan 24	$10,941	$13,105
Feb 24	$11,512	$13,690
Mar 24	$11,810	$13,980
Apr 24	$11,794	$14,074
May 24	$12,141	$14,156
Jun 24	$12,232	$14,698
Jul 24	$12,133	$14,734
Aug 24	$12,298	$14,976
Sep 24	$12,588	$15,909
Oct 24	$12,125	$15,210
Nov 24	$11,711	$14,693
Dec 24	$11,334	$14,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	0.11%	(2.94)%	1.26%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 402,838,905
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,162,831
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,838,905 Number of Portfolio Holdings72 Portfolio Turnover Rate19% Advisory Fees Paid$3,162,831
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000214759
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Z
Trading Symbol	EMRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and uneven growth across emerging markets economies weighed on returns in the fourth quarter of the year.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China.

  From a country perspective, Brazil detracted the most from the Fund’s performance during the period, followed by South Korea and Egypt. Taiwan contributed the most to the Fund’s performance during the period, followed by Turkey and China.

  From a sector perspective, information technology contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., International Container Terminal Services, Inc. and MLP Saglik Hizmetleri AS.

  The leading individual detractors to performance were JSL SA, Samsung Electronics Co. Ltd. Pfd and Vamos Locacao de Caminhoes, Maquinas e Equipamentos SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Z	M1EFIM
Sep 19	$10,000	$10,000
Sep 19	$9,817	$9,770
Oct 19	$10,094	$10,178
Nov 19	$10,227	$10,158
Dec 19	$10,729	$10,902
Jan 20	$10,459	$10,401
Feb 20	$10,132	$9,833
Mar 20	$7,961	$8,241
Apr 20	$8,796	$9,033
May 20	$9,196	$9,116
Jun 20	$9,974	$9,801
Jul 20	$10,555	$10,680
Aug 20	$10,978	$10,937
Sep 20	$10,803	$10,761
Oct 20	$11,119	$10,955
Nov 20	$11,987	$12,019
Dec 20	$12,563	$12,907
Jan 21	$13,150	$13,262
Feb 21	$13,201	$13,435
Mar 21	$12,642	$13,276
Apr 21	$13,009	$13,657
May 21	$13,009	$13,977
Jun 21	$13,128	$14,036
Jul 21	$12,315	$13,182
Aug 21	$12,631	$13,503
Sep 21	$12,055	$12,999
Oct 21	$12,117	$13,114
Nov 21	$11,321	$12,598
Dec 21	$11,098	$12,871
Jan 22	$10,482	$12,586
Feb 22	$9,549	$12,218
Mar 22	$9,043	$12,016
Apr 22	$8,433	$11,356
May 22	$8,464	$11,375
Jun 22	$7,921	$10,562
Jul 22	$8,226	$10,576
Aug 22	$8,135	$10,648
Sep 22	$7,232	$9,423
Oct 22	$7,391	$9,168
Nov 22	$8,500	$10,460
Dec 22	$8,354	$10,318
Jan 23	$9,143	$11,107
Feb 23	$8,506	$10,438
Mar 23	$8,526	$10,725
Apr 23	$8,545	$10,629
May 23	$8,385	$10,490
Jun 23	$8,736	$10,899
Jul 23	$9,353	$11,582
Aug 23	$9,003	$10,945
Sep 23	$8,583	$10,667
Oct 23	$8,207	$10,239
Nov 23	$9,009	$11,082
Dec 23	$9,301	$11,523
Jan 24	$8,997	$11,035
Feb 24	$9,470	$11,528
Mar 24	$9,710	$11,773
Apr 24	$9,697	$11,852
May 24	$9,988	$11,920
Jun 24	$10,066	$12,377
Jul 24	$9,988	$12,407
Aug 24	$10,125	$12,611
Sep 24	$10,364	$13,397
Oct 24	$9,982	$12,808
Nov 24	$9,638	$12,373
Dec 24	$9,339	$12,340

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	0.40%	(2.74)%	(1.29)%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	4.05%

* Inception of Fund: 9/16/19

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Sep. 16, 2019
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 402,838,905
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,162,831
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,838,905 Number of Portfolio Holdings72 Portfolio Turnover Rate19% Advisory Fees Paid$3,162,831
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.2)%
Money Market Fund		1.2%
Consumer Staples		2.3%
Communication Services		3.9%
Energy		4.2%
Health Care		5.6%
Real Estate		7.7%
Industrials		12.2%
Information Technology		16.9%
Financials		22.0%
Consumer Discretionary		26.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
MercadoLibre, Inc.	5.6%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.2%
Bank of Georgia Group Plc	3.1%
Kaspi.kz JSC	2.8%
Phoenix Mills Ltd.	2.9%
MLP Saglik Hizmetleri AS	2.8%
Oberoi Realty Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024996
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class A
Trading Symbol	GHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$136	1.38%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class A	NDUEACWF	SPGNRUN
Dec 14	$9,425	$10,000	$10,000
Jan 15	$9,074	$9,844	$9,736
Feb 15	$9,694	$10,392	$10,413
Mar 15	$9,503	$10,231	$9,726
Apr 15	$10,346	$10,528	$10,395
May 15	$9,769	$10,514	$10,226
Jun 15	$9,258	$10,266	$9,716
Jul 15	$8,075	$10,355	$9,027
Aug 15	$7,607	$9,646	$8,330
Sep 15	$6,737	$9,296	$7,517
Oct 15	$7,416	$10,026	$8,255
Nov 15	$7,096	$9,943	$7,954
Dec 15	$6,276	$9,764	$7,550
Jan 16	$6,044	$9,175	$7,012
Feb 16	$6,241	$9,112	$7,510
Mar 16	$6,977	$9,787	$8,238
Apr 16	$8,032	$9,931	$9,151
May 16	$7,730	$9,944	$8,616
Jun 16	$8,071	$9,884	$8,796
Jul 16	$8,305	$10,310	$9,186
Aug 16	$8,327	$10,344	$9,120
Sep 16	$8,685	$10,408	$9,312
Oct 16	$8,402	$10,231	$9,319
Nov 16	$9,323	$10,309	$9,644
Dec 16	$8,985	$10,531	$9,925
Jan 17	$9,324	$10,819	$10,368
Feb 17	$8,785	$11,123	$10,219
Mar 17	$8,670	$11,259	$10,200
Apr 17	$8,207	$11,434	$10,143
May 17	$7,798	$11,687	$10,092
Jun 17	$7,513	$11,740	$10,089
Jul 17	$7,983	$12,068	$10,683
Aug 17	$7,686	$12,114	$10,828
Sep 17	$8,142	$12,348	$11,161
Oct 17	$7,983	$12,605	$11,404
Nov 17	$8,108	$12,849	$11,458
Dec 17	$8,851	$13,056	$12,107
Jan 18	$9,031	$13,793	$12,741
Feb 18	$8,410	$13,213	$12,087
Mar 18	$8,363	$12,931	$11,891
Apr 18	$8,834	$13,054	$12,479
May 18	$8,865	$13,070	$12,654
Jun 18	$8,756	$13,000	$12,517
Jul 18	$8,646	$13,392	$12,646
Aug 18	$7,993	$13,497	$12,232
Sep 18	$8,207	$13,555	$12,663
Oct 18	$7,362	$12,540	$11,510
Nov 18	$6,923	$12,723	$11,093
Dec 18	$6,253	$11,827	$10,523
Jan 19	$6,987	$12,761	$11,536
Feb 19	$6,928	$13,102	$11,700
Mar 19	$7,089	$13,267	$11,809
Apr 19	$7,167	$13,715	$11,806
May 19	$6,375	$12,901	$10,886
Jun 19	$7,038	$13,746	$11,938
Jul 19	$6,731	$13,786	$11,642
Aug 19	$6,433	$13,459	$10,884
Sep 19	$6,421	$13,742	$11,200
Oct 19	$6,355	$14,119	$11,397
Nov 19	$6,355	$14,463	$11,569
Dec 19	$6,981	$14,973	$12,250
Jan 20	$6,322	$14,807	$11,316
Feb 20	$5,783	$13,611	$10,035
Mar 20	$4,187	$11,774	$8,209
Apr 20	$5,181	$13,035	$9,338
May 20	$5,387	$13,602	$9,672
Jun 20	$5,582	$14,036	$9,865
Jul 20	$6,278	$14,779	$10,204
Aug 20	$6,801	$15,683	$10,601
Sep 20	$6,715	$15,178	$10,058
Oct 20	$6,607	$14,809	$9,724
Nov 20	$7,507	$16,634	$11,427
Dec 20	$8,285	$17,406	$12,244
Jan 21	$8,507	$17,327	$12,288
Feb 21	$9,247	$17,729	$13,383
Mar 21	$9,172	$18,202	$13,664
Apr 21	$9,511	$18,998	$14,226
May 21	$9,850	$19,294	$14,979
Jun 21	$9,855	$19,548	$14,636
Jul 21	$9,400	$19,682	$14,583
Aug 21	$9,251	$20,175	$14,366
Sep 21	$9,167	$19,342	$14,212
Oct 21	$10,030	$20,329	$14,892
Nov 21	$9,593	$19,839	$14,216
Dec 21	$9,826	$20,633	$15,232
Jan 22	$9,731	$19,620	$15,811
Feb 22	$10,811	$19,113	$16,537
Mar 22	$11,954	$19,527	$17,758
Apr 22	$11,022	$17,964	$16,981
May 22	$11,829	$17,985	$17,770
Jun 22	$9,726	$16,469	$14,968
Jul 22	$10,448	$17,619	$15,494
Aug 22	$10,701	$16,970	$15,587
Sep 22	$9,711	$15,346	$14,259
Oct 22	$10,917	$16,272	$15,695
Nov 22	$11,470	$17,534	$17,224
Dec 22	$10,587	$16,844	$16,693
Jan 23	$11,206	$18,051	$17,948
Feb 23	$10,379	$17,534	$16,957
Mar 23	$10,258	$18,075	$16,760
Apr 23	$10,137	$18,334	$16,719
May 23	$9,282	$18,138	$15,133
Jun 23	$10,004	$19,191	$16,111
Jul 23	$10,787	$19,894	$17,349
Aug 23	$10,430	$19,338	$16,752
Sep 23	$10,243	$18,538	$16,683
Oct 23	$9,577	$17,981	$15,845
Nov 23	$9,783	$19,640	$16,623
Dec 23	$10,175	$20,584	$17,257
Jan 24	$9,407	$20,704	$16,337
Feb 24	$9,544	$21,593	$16,263
Mar 24	$10,443	$22,271	$17,602
Apr 24	$10,574	$21,536	$17,588
May 24	$11,074	$22,411	$18,064
Jun 24	$10,608	$22,910	$17,263
Jul 24	$10,861	$23,279	$17,501
Aug 24	$10,724	$23,870	$17,474
Sep 24	$10,743	$24,425	$17,852
Oct 24	$10,537	$23,877	$17,052
Nov 24	$10,750	$24,770	$16,924
Dec 24	$9,864	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	(3.05)%	7.16%	0.46%
Class A After Maximum Sales Charge	(8.62)%	5.90%	(0.14)%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 491,331,460
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,062,215
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$491,331,460 Number of Portfolio Holdings68 Portfolio Turnover Rate57% Advisory Fees Paid$5,062,215
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024997
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class C
Trading Symbol	GHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$216	2.20%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class C	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,621	$9,844	$9,736
Feb 15	$10,274	$10,392	$10,413
Mar 15	$10,064	$10,231	$9,726
Apr 15	$10,950	$10,528	$10,395
May 15	$10,329	$10,514	$10,226
Jun 15	$9,784	$10,266	$9,716
Jul 15	$8,531	$10,355	$9,027
Aug 15	$8,033	$9,646	$8,330
Sep 15	$7,112	$9,296	$7,517
Oct 15	$7,826	$10,026	$8,255
Nov 15	$7,477	$9,943	$7,954
Dec 15	$6,604	$9,764	$7,550
Jan 16	$6,358	$9,175	$7,012
Feb 16	$6,560	$9,112	$7,510
Mar 16	$7,328	$9,787	$8,238
Apr 16	$8,430	$9,931	$9,151
May 16	$8,108	$9,944	$8,616
Jun 16	$8,462	$9,884	$8,796
Jul 16	$8,700	$10,310	$9,186
Aug 16	$8,720	$10,344	$9,120
Sep 16	$9,090	$10,408	$9,312
Oct 16	$8,788	$10,231	$9,319
Nov 16	$9,743	$10,309	$9,644
Dec 16	$9,383	$10,531	$9,925
Jan 17	$9,732	$10,819	$10,368
Feb 17	$9,163	$11,123	$10,219
Mar 17	$9,040	$11,259	$10,200
Apr 17	$8,550	$11,434	$10,143
May 17	$8,119	$11,687	$10,092
Jun 17	$7,817	$11,740	$10,089
Jul 17	$8,301	$12,068	$10,683
Aug 17	$7,984	$12,114	$10,828
Sep 17	$8,453	$12,348	$11,161
Oct 17	$8,286	$12,605	$11,404
Nov 17	$8,409	$12,849	$11,458
Dec 17	$9,172	$13,056	$12,107
Jan 18	$9,354	$13,793	$12,741
Feb 18	$8,703	$13,213	$12,087
Mar 18	$8,650	$12,931	$11,891
Apr 18	$9,131	$13,054	$12,479
May 18	$9,154	$13,070	$12,654
Jun 18	$9,037	$13,000	$12,517
Jul 18	$8,917	$13,392	$12,646
Aug 18	$8,236	$13,497	$12,232
Sep 18	$8,453	$13,555	$12,663
Oct 18	$7,580	$12,540	$11,510
Nov 18	$7,122	$12,723	$11,093
Dec 18	$6,430	$11,827	$10,523
Jan 19	$7,178	$12,761	$11,536
Feb 19	$7,113	$13,102	$11,700
Mar 19	$7,272	$13,267	$11,809
Apr 19	$7,348	$13,715	$11,806
May 19	$6,530	$12,901	$10,886
Jun 19	$7,204	$13,746	$11,938
Jul 19	$6,888	$13,786	$11,642
Aug 19	$6,577	$13,459	$10,884
Sep 19	$6,562	$13,742	$11,200
Oct 19	$6,489	$14,119	$11,397
Nov 19	$6,486	$14,463	$11,569
Dec 19	$7,116	$14,973	$12,250
Jan 20	$6,442	$14,807	$11,316
Feb 20	$5,888	$13,611	$10,035
Mar 20	$4,260	$11,774	$8,209
Apr 20	$5,269	$13,035	$9,338
May 20	$5,474	$13,602	$9,672
Jun 20	$5,668	$14,036	$9,865
Jul 20	$6,372	$14,779	$10,204
Aug 20	$6,896	$15,683	$10,601
Sep 20	$6,806	$15,178	$10,058
Oct 20	$6,691	$14,809	$9,724
Nov 20	$7,597	$16,634	$11,427
Dec 20	$8,377	$17,406	$12,244
Jan 21	$8,597	$17,327	$12,288
Feb 21	$9,339	$17,729	$13,383
Mar 21	$9,257	$18,202	$13,664
Apr 21	$9,591	$18,998	$14,226
May 21	$9,928	$19,294	$14,979
Jun 21	$9,925	$19,548	$14,636
Jul 21	$9,459	$19,682	$14,583
Aug 21	$9,304	$20,175	$14,366
Sep 21	$9,216	$19,342	$14,212
Oct 21	$10,075	$20,329	$14,892
Nov 21	$9,629	$19,839	$14,216
Dec 21	$9,858	$20,633	$15,232
Jan 22	$9,754	$19,620	$15,811
Feb 22	$10,829	$19,113	$16,537
Mar 22	$11,970	$19,527	$17,758
Apr 22	$11,028	$17,964	$16,981
May 22	$11,828	$17,985	$17,770
Jun 22	$9,716	$16,469	$14,968
Jul 22	$10,432	$17,619	$15,494
Aug 22	$10,678	$16,970	$15,587
Sep 22	$9,683	$15,346	$14,259
Oct 22	$10,880	$16,272	$15,695
Nov 22	$11,425	$17,534	$17,224
Dec 22	$10,536	$16,844	$16,693
Jan 23	$11,144	$18,051	$17,948
Feb 23	$10,315	$17,534	$16,957
Mar 23	$10,188	$18,075	$16,760
Apr 23	$10,061	$18,334	$16,719
May 23	$9,207	$18,138	$15,133
Jun 23	$9,915	$19,191	$16,111
Jul 23	$10,684	$19,894	$17,349
Aug 23	$10,324	$19,338	$16,752
Sep 23	$10,130	$18,538	$16,683
Oct 23	$9,467	$17,981	$15,845
Nov 23	$9,664	$19,640	$16,623
Dec 23	$10,044	$20,584	$17,257
Jan 24	$9,280	$20,704	$16,337
Feb 24	$9,409	$21,593	$16,263
Mar 24	$10,288	$22,271	$17,602
Apr 24	$10,411	$21,536	$17,588
May 24	$10,895	$22,411	$18,064
Jun 24	$10,429	$22,910	$17,263
Jul 24	$10,670	$23,279	$17,501
Aug 24	$10,528	$23,870	$17,474
Sep 24	$10,540	$24,425	$17,852
Oct 24	$10,331	$23,877	$17,052
Nov 24	$10,534	$24,770	$16,924
Dec 24	$9,660	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	(3.83)%	6.30%	(0.35)%
Class C After Maximum Sales Charge	(4.77)%	6.30%	(0.35)%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 491,331,460
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,062,215
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$491,331,460 Number of Portfolio Holdings68 Portfolio Turnover Rate57% Advisory Fees Paid$5,062,215
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000033047
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class I
Trading Symbol	GHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,630	$9,844	$9,736
Feb 15	$10,295	$10,392	$10,413
Mar 15	$10,094	$10,231	$9,726
Apr 15	$10,992	$10,528	$10,395
May 15	$10,382	$10,514	$10,226
Jun 15	$9,844	$10,266	$9,716
Jul 15	$8,588	$10,355	$9,027
Aug 15	$8,092	$9,646	$8,330
Sep 15	$7,169	$9,296	$7,517
Oct 15	$7,891	$10,026	$8,255
Nov 15	$7,554	$9,943	$7,954
Dec 15	$6,682	$9,764	$7,550
Jan 16	$6,440	$9,175	$7,012
Feb 16	$6,652	$9,112	$7,510
Mar 16	$7,437	$9,787	$8,238
Apr 16	$8,564	$9,931	$9,151
May 16	$8,245	$9,944	$8,616
Jun 16	$8,612	$9,884	$8,796
Jul 16	$8,866	$10,310	$9,186
Aug 16	$8,891	$10,344	$9,120
Sep 16	$9,277	$10,408	$9,312
Oct 16	$8,976	$10,231	$9,319
Nov 16	$9,963	$10,309	$9,644
Dec 16	$9,604	$10,531	$9,925
Jan 17	$9,971	$10,819	$10,368
Feb 17	$9,397	$11,123	$10,219
Mar 17	$9,280	$11,259	$10,200
Apr 17	$8,786	$11,434	$10,143
May 17	$8,350	$11,687	$10,092
Jun 17	$8,048	$11,740	$10,089
Jul 17	$8,557	$12,068	$10,683
Aug 17	$8,238	$12,114	$10,828
Sep 17	$8,731	$12,348	$11,161
Oct 17	$8,564	$12,605	$11,404
Nov 17	$8,701	$12,849	$11,458
Dec 17	$9,502	$13,056	$12,107
Jan 18	$9,701	$13,793	$12,741
Feb 18	$9,036	$13,213	$12,087
Mar 18	$8,988	$12,931	$11,891
Apr 18	$9,499	$13,054	$12,479
May 18	$9,534	$13,070	$12,654
Jun 18	$9,420	$13,000	$12,517
Jul 18	$9,307	$13,392	$12,646
Aug 18	$8,607	$13,497	$12,232
Sep 18	$8,841	$13,555	$12,663
Oct 18	$7,933	$12,540	$11,510
Nov 18	$7,462	$12,723	$11,093
Dec 18	$6,743	$11,827	$10,523
Jan 19	$7,536	$12,761	$11,536
Feb 19	$7,476	$13,102	$11,700
Mar 19	$7,652	$13,267	$11,809
Apr 19	$7,739	$13,715	$11,806
May 19	$6,886	$12,901	$10,886
Jun 19	$7,604	$13,746	$11,938
Jul 19	$7,276	$13,786	$11,642
Aug 19	$6,956	$13,459	$10,884
Sep 19	$6,946	$13,742	$11,200
Oct 19	$6,878	$14,119	$11,397
Nov 19	$6,881	$14,463	$11,569
Dec 19	$7,556	$14,973	$12,250
Jan 20	$6,847	$14,807	$11,316
Feb 20	$6,265	$13,611	$10,035
Mar 20	$4,540	$11,774	$8,209
Apr 20	$5,618	$13,035	$9,338
May 20	$5,844	$13,602	$9,672
Jun 20	$6,057	$14,036	$9,865
Jul 20	$6,814	$14,779	$10,204
Aug 20	$7,386	$15,683	$10,601
Sep 20	$7,294	$15,178	$10,058
Oct 20	$7,180	$14,809	$9,724
Nov 20	$8,161	$16,634	$11,427
Dec 20	$9,009	$17,406	$12,244
Jan 21	$9,255	$17,327	$12,288
Feb 21	$10,063	$17,729	$13,383
Mar 21	$9,983	$18,202	$13,664
Apr 21	$10,357	$18,998	$14,226
May 21	$10,729	$19,294	$14,979
Jun 21	$10,739	$19,548	$14,636
Jul 21	$10,247	$19,682	$14,583
Aug 21	$10,088	$20,175	$14,366
Sep 21	$10,001	$19,342	$14,212
Oct 21	$10,944	$20,329	$14,892
Nov 21	$10,473	$19,839	$14,216
Dec 21	$10,732	$20,633	$15,232
Jan 22	$10,630	$19,620	$15,811
Feb 22	$11,814	$19,113	$16,537
Mar 22	$13,070	$19,527	$17,758
Apr 22	$12,054	$17,964	$16,981
May 22	$12,943	$17,985	$17,770
Jun 22	$10,643	$16,469	$14,968
Jul 22	$11,439	$17,619	$15,494
Aug 22	$11,720	$16,970	$15,587
Sep 22	$10,638	$15,346	$14,259
Oct 22	$11,968	$16,272	$15,695
Nov 22	$12,578	$17,534	$17,224
Dec 22	$11,611	$16,844	$16,693
Jan 23	$12,295	$18,051	$17,948
Feb 23	$11,392	$17,534	$16,957
Mar 23	$11,266	$18,075	$16,760
Apr 23	$11,134	$18,334	$16,719
May 23	$10,199	$18,138	$15,133
Jun 23	$10,998	$19,191	$16,111
Jul 23	$11,861	$19,894	$17,349
Aug 23	$11,475	$19,338	$16,752
Sep 23	$11,271	$18,538	$16,683
Oct 23	$10,542	$17,981	$15,845
Nov 23	$10,773	$19,640	$16,623
Dec 23	$11,209	$20,584	$17,257
Jan 24	$10,366	$20,704	$16,337
Feb 24	$10,521	$21,593	$16,263
Mar 24	$11,517	$22,271	$17,602
Apr 24	$11,666	$21,536	$17,588
May 24	$12,222	$22,411	$18,064
Jun 24	$11,712	$22,910	$17,263
Jul 24	$11,993	$23,279	$17,501
Aug 24	$11,850	$23,870	$17,474
Sep 24	$11,875	$24,425	$17,852
Oct 24	$11,649	$23,877	$17,052
Nov 24	$11,889	$24,770	$16,924
Dec 24	$10,915	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	(2.62)%	7.63%	0.88%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 491,331,460
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,062,215
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$491,331,460 Number of Portfolio Holdings68 Portfolio Turnover Rate57% Advisory Fees Paid$5,062,215
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088112
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class Y
Trading Symbol	GHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova Energy and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Y	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,631	$9,844	$9,736
Feb 15	$10,292	$10,392	$10,413
Mar 15	$10,092	$10,231	$9,726
Apr 15	$10,989	$10,528	$10,395
May 15	$10,376	$10,514	$10,226
Jun 15	$9,837	$10,266	$9,716
Jul 15	$8,581	$10,355	$9,027
Aug 15	$8,085	$9,646	$8,330
Sep 15	$7,162	$9,296	$7,517
Oct 15	$7,885	$10,026	$8,255
Nov 15	$7,546	$9,943	$7,954
Dec 15	$6,673	$9,764	$7,550
Jan 16	$6,430	$9,175	$7,012
Feb 16	$6,640	$9,112	$7,510
Mar 16	$7,424	$9,787	$8,238
Apr 16	$8,549	$9,931	$9,151
May 16	$8,229	$9,944	$8,616
Jun 16	$8,595	$9,884	$8,796
Jul 16	$8,845	$10,310	$9,186
Aug 16	$8,871	$10,344	$9,120
Sep 16	$9,254	$10,408	$9,312
Oct 16	$8,955	$10,231	$9,319
Nov 16	$9,939	$10,309	$9,644
Dec 16	$9,579	$10,531	$9,925
Jan 17	$9,945	$10,819	$10,368
Feb 17	$9,369	$11,123	$10,219
Mar 17	$9,252	$11,259	$10,200
Apr 17	$8,758	$11,434	$10,143
May 17	$8,324	$11,687	$10,092
Jun 17	$8,022	$11,740	$10,089
Jul 17	$8,526	$12,068	$10,683
Aug 17	$8,209	$12,114	$10,828
Sep 17	$8,697	$12,348	$11,161
Oct 17	$8,531	$12,605	$11,404
Nov 17	$8,664	$12,849	$11,458
Dec 17	$9,461	$13,056	$12,107
Jan 18	$9,656	$13,793	$12,741
Feb 18	$8,994	$13,213	$12,087
Mar 18	$8,945	$12,931	$11,891
Apr 18	$9,451	$13,054	$12,479
May 18	$9,484	$13,070	$12,654
Jun 18	$9,369	$13,000	$12,517
Jul 18	$9,254	$13,392	$12,646
Aug 18	$8,556	$13,497	$12,232
Sep 18	$8,789	$13,555	$12,663
Oct 18	$7,887	$12,540	$11,510
Nov 18	$7,416	$12,723	$11,093
Dec 18	$6,701	$11,827	$10,523
Jan 19	$7,489	$12,761	$11,536
Feb 19	$7,425	$13,102	$11,700
Mar 19	$7,599	$13,267	$11,809
Apr 19	$7,686	$13,715	$11,806
May 19	$6,837	$12,901	$10,886
Jun 19	$7,551	$13,746	$11,938
Jul 19	$7,223	$13,786	$11,642
Aug 19	$6,903	$13,459	$10,884
Sep 19	$6,893	$13,742	$11,200
Oct 19	$6,824	$14,119	$11,397
Nov 19	$6,824	$14,463	$11,569
Dec 19	$7,497	$14,973	$12,250
Jan 20	$6,792	$14,807	$11,316
Feb 20	$6,214	$13,611	$10,035
Mar 20	$4,501	$11,774	$8,209
Apr 20	$5,569	$13,035	$9,338
May 20	$5,792	$13,602	$9,672
Jun 20	$6,002	$14,036	$9,865
Jul 20	$6,753	$14,779	$10,204
Aug 20	$7,318	$15,683	$10,601
Sep 20	$7,228	$15,178	$10,058
Oct 20	$7,111	$14,809	$9,724
Nov 20	$8,083	$16,634	$11,427
Dec 20	$8,921	$17,406	$12,244
Jan 21	$9,161	$17,327	$12,288
Feb 21	$9,960	$17,729	$13,383
Mar 21	$9,882	$18,202	$13,664
Apr 21	$10,247	$18,998	$14,226
May 21	$10,615	$19,294	$14,979
Jun 21	$10,626	$19,548	$14,636
Jul 21	$10,135	$19,682	$14,583
Aug 21	$9,978	$20,175	$14,366
Sep 21	$9,890	$19,342	$14,212
Oct 21	$10,822	$20,329	$14,892
Nov 21	$10,352	$19,839	$14,216
Dec 21	$10,609	$20,633	$15,232
Jan 22	$10,505	$19,620	$15,811
Feb 22	$11,675	$19,113	$16,537
Mar 22	$12,913	$19,527	$17,758
Apr 22	$11,908	$17,964	$16,981
May 22	$12,783	$17,985	$17,770
Jun 22	$10,510	$16,469	$14,968
Jul 22	$11,295	$17,619	$15,494
Aug 22	$11,571	$16,970	$15,587
Sep 22	$10,502	$15,346	$14,259
Oct 22	$11,810	$16,272	$15,695
Nov 22	$12,412	$17,534	$17,224
Dec 22	$11,457	$16,844	$16,693
Jan 23	$12,129	$18,051	$17,948
Feb 23	$11,239	$17,534	$16,957
Mar 23	$11,108	$18,075	$16,760
Apr 23	$10,977	$18,334	$16,719
May 23	$10,056	$18,138	$15,133
Jun 23	$10,841	$19,191	$16,111
Jul 23	$11,691	$19,894	$17,349
Aug 23	$11,307	$19,338	$16,752
Sep 23	$11,105	$18,538	$16,683
Oct 23	$10,386	$17,981	$15,845
Nov 23	$10,612	$19,640	$16,623
Dec 23	$11,040	$20,584	$17,257
Jan 24	$10,208	$20,704	$16,337
Feb 24	$10,359	$21,593	$16,263
Mar 24	$11,336	$22,271	$17,602
Apr 24	$11,482	$21,536	$17,588
May 24	$12,026	$22,411	$18,064
Jun 24	$11,524	$22,910	$17,263
Jul 24	$11,800	$23,279	$17,501
Aug 24	$11,655	$23,870	$17,474
Sep 24	$11,677	$24,425	$17,852
Oct 24	$11,454	$23,877	$17,052
Nov 24	$11,688	$24,770	$16,924
Dec 24	$10,730	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	(2.81)%	7.43%	0.71%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 491,331,460
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,062,215
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$491,331,460 Number of Portfolio Holdings68 Portfolio Turnover Rate57% Advisory Fees Paid$5,062,215
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.9%
Industrials & Utilities		2.8%
Paper & Forest		5.9%
Renewables & Alternatives		8.1%
Gold & Precious Metals		12.3%
Agriculture		15.6%
Base & Industrial Metals		20.5%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	4.8%
Shell Plc	4.8%
TotalEnergies SE	3.1%
Freeport-McMoRan, Inc.	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $2.5 billion of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets and 0.90% of the Fund’s average daily net assets in excess of $2.5 billion. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024994
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class A
Trading Symbol	INIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class A	NDUEACWF	GDMNTR
Dec 14	$9,425	$10,000	$10,000
Jan 15	$10,627	$9,844	$12,035
Feb 15	$10,238	$10,392	$11,529
Mar 15	$8,918	$10,231	$9,936
Apr 15	$9,767	$10,528	$10,957
May 15	$9,778	$10,514	$10,641
Jun 15	$8,989	$10,266	$9,643
Jul 15	$7,245	$10,355	$7,478
Aug 15	$7,481	$9,646	$7,632
Sep 15	$7,151	$9,296	$7,457
Oct 15	$7,681	$10,026	$8,145
Nov 15	$7,022	$9,943	$7,452
Dec 15	$7,104	$9,764	$7,518
Jan 16	$6,904	$9,175	$7,768
Feb 16	$8,989	$9,112	$10,570
Mar 16	$9,672	$9,787	$10,991
Apr 16	$12,912	$9,931	$14,077
May 16	$11,534	$9,944	$12,397
Jun 16	$14,208	$9,884	$15,215
Jul 16	$15,669	$10,310	$16,746
Aug 16	$13,301	$10,344	$14,015
Sep 16	$14,079	$10,408	$14,542
Oct 16	$13,065	$10,231	$13,479
Nov 16	$10,803	$10,309	$11,469
Dec 16	$10,878	$10,531	$11,595
Jan 17	$12,569	$10,819	$13,182
Feb 17	$12,077	$11,123	$12,664
Mar 17	$12,089	$11,259	$12,580
Apr 17	$11,610	$11,434	$12,334
May 17	$11,799	$11,687	$12,566
Jun 17	$11,988	$11,740	$12,205
Jul 17	$12,077	$12,068	$12,639
Aug 17	$12,897	$12,114	$13,628
Sep 17	$12,077	$12,348	$12,732
Oct 17	$11,458	$12,605	$12,468
Nov 17	$11,433	$12,849	$12,436
Dec 17	$12,295	$13,056	$13,003
Jan 18	$12,400	$13,793	$13,257
Feb 18	$11,273	$13,213	$11,941
Mar 18	$11,509	$12,931	$12,276
Apr 18	$11,666	$13,054	$12,483
May 18	$11,692	$13,070	$12,501
Jun 18	$11,600	$13,000	$12,468
Jul 18	$11,142	$13,392	$11,918
Aug 18	$9,791	$13,497	$10,421
Sep 18	$9,582	$13,555	$10,390
Oct 18	$9,451	$12,540	$10,591
Nov 18	$9,241	$12,723	$10,720
Dec 18	$10,329	$11,827	$11,875
Jan 19	$11,153	$12,761	$12,763
Feb 19	$11,180	$13,102	$12,558
Mar 19	$10,910	$13,267	$12,652
Apr 19	$10,208	$13,715	$11,787
May 19	$10,694	$12,901	$12,149
Jun 19	$12,597	$13,746	$14,466
Jul 19	$13,178	$13,786	$15,127
Aug 19	$14,515	$13,459	$16,881
Sep 19	$13,029	$13,742	$15,191
Oct 19	$13,475	$14,119	$15,848
Nov 19	$12,732	$14,463	$15,299
Dec 19	$14,257	$14,973	$16,731
Jan 20	$14,299	$14,807	$16,491
Feb 20	$12,924	$13,611	$15,150
Mar 20	$11,071	$11,774	$13,383
Apr 20	$15,814	$13,035	$18,554
May 20	$17,316	$13,602	$19,597
Jun 20	$19,238	$14,036	$20,848
Jul 20	$22,367	$14,779	$24,528
Aug 20	$22,213	$15,683	$24,125
Sep 20	$21,076	$15,178	$22,369
Oct 20	$20,136	$14,809	$21,430
Nov 20	$18,873	$16,634	$19,790
Dec 20	$20,158	$17,406	$20,694
Jan 21	$18,712	$17,327	$19,904
Feb 21	$16,494	$17,729	$17,990
Mar 21	$16,762	$18,202	$18,615
Apr 21	$18,067	$18,998	$19,778
May 21	$20,536	$19,294	$22,608
Jun 21	$17,847	$19,548	$19,536
Jul 21	$18,240	$19,682	$20,138
Aug 21	$17,234	$20,175	$18,798
Sep 21	$15,708	$19,342	$16,960
Oct 21	$17,045	$20,329	$18,296
Nov 21	$16,982	$19,839	$18,355
Dec 21	$17,276	$20,633	$18,754
Jan 22	$16,136	$19,620	$17,692
Feb 22	$17,812	$19,113	$20,206
Mar 22	$19,504	$19,527	$22,503
Apr 22	$17,778	$17,964	$20,662
May 22	$16,086	$17,985	$18,731
Jun 22	$13,924	$16,469	$16,146
Jul 22	$13,757	$17,619	$15,398
Aug 22	$12,651	$16,970	$14,045
Sep 22	$12,534	$15,346	$14,106
Oct 22	$12,332	$16,272	$14,236
Nov 22	$14,712	$17,534	$16,946
Dec 22	$14,896	$16,844	$17,136
Jan 23	$16,471	$18,051	$19,087
Feb 23	$14,293	$17,534	$16,360
Mar 23	$16,438	$18,075	$19,416
Apr 23	$17,158	$18,334	$20,122
May 23	$15,985	$18,138	$18,400
Jun 23	$15,633	$19,191	$17,945
Jul 23	$16,103	$19,894	$18,759
Aug 23	$15,416	$19,338	$17,590
Sep 23	$13,891	$18,538	$16,160
Oct 23	$14,477	$17,981	$16,833
Nov 23	$16,287	$19,640	$18,734
Dec 23	$16,338	$20,584	$18,953
Jan 24	$14,895	$20,704	$17,090
Feb 24	$13,973	$21,593	$16,047
Mar 24	$16,572	$22,271	$19,194
Apr 24	$17,160	$21,536	$20,367
May 24	$18,401	$22,411	$21,586
Jun 24	$17,629	$22,910	$20,786
Jul 24	$19,307	$23,279	$23,054
Aug 24	$19,726	$23,870	$23,617
Sep 24	$20,565	$24,425	$24,342
Oct 24	$21,722	$23,877	$24,688
Nov 24	$20,246	$24,770	$22,937
Dec 24	$18,741	$24,183	$20,969

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class A Before Sales Charge	14.71%	5.62%	7.12%
Class A After Maximum Sales Charge	8.11%	4.38%	6.48%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 659,984,956
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,934,544
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$659,984,956 Number of Portfolio Holdings46 Portfolio Turnover Rate39% Advisory Fees Paid$4,934,544
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000024995
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class C
Trading Symbol	IIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$235	2.20%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class C	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,257	$9,844	$12,035
Feb 15	$10,843	$10,392	$11,529
Mar 15	$9,448	$10,231	$9,936
Apr 15	$10,331	$10,528	$10,957
May 15	$10,331	$10,514	$10,641
Jun 15	$9,503	$10,266	$9,643
Jul 15	$7,652	$10,355	$7,478
Aug 15	$7,887	$9,646	$7,632
Sep 15	$7,541	$9,296	$7,457
Oct 15	$8,080	$10,026	$8,145
Nov 15	$7,390	$9,943	$7,452
Dec 15	$7,472	$9,764	$7,518
Jan 16	$7,265	$9,175	$7,768
Feb 16	$9,448	$9,112	$10,570
Mar 16	$10,152	$9,787	$10,991
Apr 16	$13,550	$9,931	$14,077
May 16	$12,086	$9,944	$12,397
Jun 16	$14,890	$9,884	$15,215
Jul 16	$16,409	$10,310	$16,746
Aug 16	$13,909	$10,344	$14,015
Sep 16	$14,724	$10,408	$14,542
Oct 16	$13,660	$10,231	$13,479
Nov 16	$11,285	$10,309	$11,469
Dec 16	$11,358	$10,531	$11,595
Jan 17	$13,119	$10,819	$13,182
Feb 17	$12,582	$11,123	$12,664
Mar 17	$12,597	$11,259	$12,580
Apr 17	$12,089	$11,434	$12,334
May 17	$12,283	$11,687	$12,566
Jun 17	$12,477	$11,740	$12,205
Jul 17	$12,552	$12,068	$12,639
Aug 17	$13,403	$12,114	$13,628
Sep 17	$12,537	$12,348	$12,732
Oct 17	$11,880	$12,605	$12,468
Nov 17	$11,866	$12,849	$12,436
Dec 17	$12,748	$13,056	$13,003
Jan 18	$12,840	$13,793	$13,257
Feb 18	$11,666	$13,213	$11,941
Mar 18	$11,898	$12,931	$12,276
Apr 18	$12,052	$13,054	$12,483
May 18	$12,083	$13,070	$12,501
Jun 18	$11,975	$13,000	$12,468
Jul 18	$11,496	$13,392	$11,918
Aug 18	$10,106	$13,497	$10,421
Sep 18	$9,874	$13,555	$10,390
Oct 18	$9,719	$12,540	$10,591
Nov 18	$9,518	$12,723	$10,720
Dec 18	$10,615	$11,827	$11,875
Jan 19	$11,462	$12,761	$12,763
Feb 19	$11,494	$13,102	$12,558
Mar 19	$11,206	$13,267	$12,652
Apr 19	$10,471	$13,715	$11,787
May 19	$10,967	$12,901	$12,149
Jun 19	$12,901	$13,746	$14,466
Jul 19	$13,492	$13,786	$15,127
Aug 19	$14,851	$13,459	$16,881
Sep 19	$13,317	$13,742	$15,191
Oct 19	$13,780	$14,119	$15,848
Nov 19	$13,013	$14,463	$15,299
Dec 19	$14,556	$14,973	$16,731
Jan 20	$14,589	$14,807	$16,491
Feb 20	$13,178	$13,611	$15,150
Mar 20	$11,286	$11,774	$13,383
Apr 20	$16,099	$13,035	$18,554
May 20	$17,610	$13,602	$19,597
Jun 20	$19,552	$14,036	$20,848
Jul 20	$22,738	$14,779	$24,528
Aug 20	$22,556	$15,683	$24,125
Sep 20	$21,394	$15,178	$22,369
Oct 20	$20,415	$14,809	$21,430
Nov 20	$19,137	$16,634	$19,790
Dec 20	$20,423	$17,406	$20,694
Jan 21	$18,952	$17,327	$19,904
Feb 21	$16,689	$17,729	$17,990
Mar 21	$16,953	$18,202	$18,615
Apr 21	$18,255	$18,998	$19,778
May 21	$20,744	$19,294	$22,608
Jun 21	$18,028	$19,548	$19,536
Jul 21	$18,405	$19,682	$20,138
Aug 21	$17,387	$20,175	$18,798
Sep 21	$15,822	$19,342	$16,960
Oct 21	$17,161	$20,329	$18,296
Nov 21	$17,085	$19,839	$18,355
Dec 21	$17,381	$20,633	$18,754
Jan 22	$16,221	$19,620	$17,692
Feb 22	$17,870	$19,113	$20,206
Mar 22	$19,579	$19,527	$22,503
Apr 22	$17,829	$17,964	$20,662
May 22	$16,119	$17,985	$18,731
Jun 22	$13,942	$16,469	$16,146
Jul 22	$13,758	$17,619	$15,398
Aug 22	$12,639	$16,970	$14,045
Sep 22	$12,537	$15,346	$14,106
Oct 22	$12,313	$16,272	$14,236
Nov 22	$14,674	$17,534	$16,946
Dec 22	$14,858	$16,844	$17,136
Jan 23	$16,425	$18,051	$19,087
Feb 23	$14,247	$17,534	$16,360
Mar 23	$16,364	$18,075	$19,416
Apr 23	$17,076	$18,334	$20,122
May 23	$15,896	$18,138	$18,400
Jun 23	$15,550	$19,191	$17,945
Jul 23	$15,997	$19,894	$18,759
Aug 23	$15,305	$19,338	$17,590
Sep 23	$13,779	$18,538	$16,160
Oct 23	$14,349	$17,981	$16,833
Nov 23	$16,140	$19,640	$18,734
Dec 23	$16,180	$20,584	$18,953
Jan 24	$14,735	$20,704	$17,090
Feb 24	$13,820	$21,593	$16,047
Mar 24	$16,384	$22,271	$19,194
Apr 24	$16,954	$21,536	$20,367
May 24	$18,155	$22,411	$21,586
Jun 24	$17,381	$22,910	$20,786
Jul 24	$19,030	$23,279	$23,054
Aug 24	$19,417	$23,870	$23,617
Sep 24	$20,251	$24,425	$24,342
Oct 24	$21,370	$23,877	$24,688
Nov 24	$19,885	$24,770	$22,937
Dec 24	$18,407	$24,183	$20,969

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class C Before Sales Charge	13.76%	4.81%	6.29%
Class C After Maximum Sales Charge	12.76%	4.81%	6.29%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 659,984,956
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,934,544
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$659,984,956 Number of Portfolio Holdings46 Portfolio Turnover Rate39% Advisory Fees Paid$4,934,544
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000033046
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class I
Trading Symbol	INIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,266	$9,844	$12,035
Feb 15	$10,864	$10,392	$11,529
Mar 15	$9,477	$10,231	$9,936
Apr 15	$10,372	$10,528	$10,957
May 15	$10,382	$10,514	$10,641
Jun 15	$9,558	$10,266	$9,643
Jul 15	$7,709	$10,355	$7,478
Aug 15	$7,950	$9,646	$7,632
Sep 15	$7,608	$9,296	$7,457
Oct 15	$8,171	$10,026	$8,145
Nov 15	$7,477	$9,943	$7,452
Dec 15	$7,578	$9,764	$7,518
Jan 16	$7,367	$9,175	$7,768
Feb 16	$9,588	$9,112	$10,570
Mar 16	$10,322	$9,787	$10,991
Apr 16	$13,779	$9,931	$14,077
May 16	$12,312	$9,944	$12,397
Jun 16	$15,176	$9,884	$15,215
Jul 16	$16,744	$10,310	$16,746
Aug 16	$14,201	$10,344	$14,015
Sep 16	$15,045	$10,408	$14,542
Oct 16	$13,960	$10,231	$13,479
Nov 16	$11,558	$10,309	$11,469
Dec 16	$11,642	$10,531	$11,595
Jan 17	$13,446	$10,819	$13,182
Feb 17	$12,926	$11,123	$12,664
Mar 17	$12,947	$11,259	$12,580
Apr 17	$12,438	$11,434	$12,334
May 17	$12,639	$11,687	$12,566
Jun 17	$12,862	$11,740	$12,205
Jul 17	$12,958	$12,068	$12,639
Aug 17	$13,838	$12,114	$13,628
Sep 17	$12,968	$12,348	$12,732
Oct 17	$12,300	$12,605	$12,468
Nov 17	$12,289	$12,849	$12,436
Dec 17	$13,220	$13,056	$13,003
Jan 18	$13,330	$13,793	$13,257
Feb 18	$12,123	$13,213	$11,941
Mar 18	$12,376	$12,931	$12,276
Apr 18	$12,551	$13,054	$12,483
May 18	$12,584	$13,070	$12,501
Jun 18	$12,485	$13,000	$12,468
Jul 18	$12,003	$13,392	$11,918
Aug 18	$10,554	$13,497	$10,421
Sep 18	$10,324	$13,555	$10,390
Oct 18	$10,181	$12,540	$10,591
Nov 18	$9,973	$12,723	$10,720
Dec 18	$11,147	$11,827	$11,875
Jan 19	$12,045	$12,761	$12,763
Feb 19	$12,078	$13,102	$12,558
Mar 19	$11,787	$13,267	$12,652
Apr 19	$11,034	$13,715	$11,787
May 19	$11,562	$12,901	$12,149
Jun 19	$13,616	$13,746	$14,466
Jul 19	$14,267	$13,786	$15,127
Aug 19	$15,704	$13,459	$16,881
Sep 19	$14,099	$13,742	$15,191
Oct 19	$14,593	$14,119	$15,848
Nov 19	$13,796	$14,463	$15,299
Dec 19	$15,450	$14,973	$16,731
Jan 20	$15,508	$14,807	$16,491
Feb 20	$14,012	$13,611	$15,150
Mar 20	$12,017	$11,774	$13,383
Apr 20	$17,155	$13,035	$18,554
May 20	$18,791	$13,602	$19,597
Jun 20	$20,890	$14,036	$20,848
Jul 20	$24,301	$14,779	$24,528
Aug 20	$24,127	$15,683	$24,125
Sep 20	$22,897	$15,178	$22,369
Oct 20	$21,876	$14,809	$21,430
Nov 20	$20,531	$16,634	$19,790
Dec 20	$21,921	$17,406	$20,694
Jan 21	$20,364	$17,327	$19,904
Feb 21	$17,945	$17,729	$17,990
Mar 21	$18,236	$18,202	$18,615
Apr 21	$19,667	$18,998	$19,778
May 21	$22,377	$19,294	$22,608
Jun 21	$19,452	$19,548	$19,536
Jul 21	$19,882	$19,682	$20,138
Aug 21	$18,793	$20,175	$18,798
Sep 21	$17,122	$19,342	$16,960
Oct 21	$18,591	$20,329	$18,296
Nov 21	$18,527	$19,839	$18,355
Dec 21	$18,865	$20,633	$18,754
Jan 22	$17,618	$19,620	$17,692
Feb 22	$19,449	$19,113	$20,206
Mar 22	$21,306	$19,527	$22,503
Apr 22	$19,423	$17,964	$20,662
May 22	$17,578	$17,985	$18,731
Jun 22	$15,217	$16,469	$16,146
Jul 22	$15,045	$17,619	$15,398
Aug 22	$13,837	$16,970	$14,045
Sep 22	$13,718	$15,346	$14,106
Oct 22	$13,506	$16,272	$14,236
Nov 22	$16,106	$17,534	$16,946
Dec 22	$16,318	$16,844	$17,136
Jan 23	$18,056	$18,051	$19,087
Feb 23	$15,681	$17,534	$16,360
Mar 23	$18,030	$18,075	$19,416
Apr 23	$18,839	$18,334	$20,122
May 23	$17,552	$18,138	$18,400
Jun 23	$17,180	$19,191	$17,945
Jul 23	$17,698	$19,894	$18,759
Aug 23	$16,942	$19,338	$17,590
Sep 23	$15,283	$18,538	$16,160
Oct 23	$15,920	$17,981	$16,833
Nov 23	$17,923	$19,640	$18,734
Dec 23	$17,992	$20,584	$18,953
Jan 24	$16,407	$20,704	$17,090
Feb 24	$15,395	$21,593	$16,047
Mar 24	$18,272	$22,271	$19,194
Apr 24	$18,911	$21,536	$20,367
May 24	$20,283	$22,411	$21,586
Jun 24	$19,444	$22,910	$20,786
Jul 24	$21,308	$23,279	$23,054
Aug 24	$21,774	$23,870	$23,617
Sep 24	$22,707	$24,425	$24,342
Oct 24	$23,985	$23,877	$24,688
Nov 24	$22,360	$24,770	$22,937
Dec 24	$20,723	$24,183	$20,969

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class I	15.18%	6.05%	7.56%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 659,984,956
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,934,544
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$659,984,956 Number of Portfolio Holdings46 Portfolio Turnover Rate39% Advisory Fees Paid$4,934,544
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000088111
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class Y
Trading Symbol	INIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets and heightened concerns about geopolitical risks.

  Relative to the benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Y	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,275	$9,844	$12,035
Feb 15	$10,879	$10,392	$11,529
Mar 15	$9,480	$10,231	$9,936
Apr 15	$10,371	$10,528	$10,957
May 15	$10,384	$10,514	$10,641
Jun 15	$9,554	$10,266	$9,643
Jul 15	$7,698	$10,355	$7,478
Aug 15	$7,946	$9,646	$7,632
Sep 15	$7,611	$9,296	$7,457
Oct 15	$8,168	$10,026	$8,145
Nov 15	$7,475	$9,943	$7,452
Dec 15	$7,574	$9,764	$7,518
Jan 16	$7,364	$9,175	$7,768
Feb 16	$9,579	$9,112	$10,570
Mar 16	$10,309	$9,787	$10,991
Apr 16	$13,762	$9,931	$14,077
May 16	$12,290	$9,944	$12,397
Jun 16	$15,149	$9,884	$15,215
Jul 16	$16,720	$10,310	$16,746
Aug 16	$14,183	$10,344	$14,015
Sep 16	$15,025	$10,408	$14,542
Oct 16	$13,948	$10,231	$13,479
Nov 16	$11,535	$10,309	$11,469
Dec 16	$11,626	$10,531	$11,595
Jan 17	$13,426	$10,819	$13,182
Feb 17	$12,897	$11,123	$12,664
Mar 17	$12,923	$11,259	$12,580
Apr 17	$12,407	$11,434	$12,334
May 17	$12,619	$11,687	$12,566
Jun 17	$12,831	$11,740	$12,205
Jul 17	$12,923	$12,068	$12,639
Aug 17	$13,810	$12,114	$13,628
Sep 17	$12,936	$12,348	$12,732
Oct 17	$12,274	$12,605	$12,468
Nov 17	$12,248	$12,849	$12,436
Dec 17	$13,171	$13,056	$13,003
Jan 18	$13,281	$13,793	$13,257
Feb 18	$12,095	$13,213	$11,941
Mar 18	$12,343	$12,931	$12,276
Apr 18	$12,509	$13,054	$12,483
May 18	$12,550	$13,070	$12,501
Jun 18	$12,440	$13,000	$12,468
Jul 18	$11,957	$13,392	$11,918
Aug 18	$10,523	$13,497	$10,421
Sep 18	$10,288	$13,555	$10,390
Oct 18	$10,150	$12,540	$10,591
Nov 18	$9,930	$12,723	$10,720
Dec 18	$11,102	$11,827	$11,875
Jan 19	$11,996	$12,761	$12,763
Feb 19	$12,025	$13,102	$12,558
Mar 19	$11,741	$13,267	$12,652
Apr 19	$10,988	$13,715	$11,787
May 19	$11,513	$12,901	$12,149
Jun 19	$13,558	$13,746	$14,466
Jul 19	$14,197	$13,786	$15,127
Aug 19	$15,630	$13,459	$16,881
Sep 19	$14,040	$13,742	$15,191
Oct 19	$14,523	$14,119	$15,848
Nov 19	$13,728	$14,463	$15,299
Dec 19	$15,378	$14,973	$16,731
Jan 20	$15,423	$14,807	$16,491
Feb 20	$13,944	$13,611	$15,150
Mar 20	$11,948	$11,774	$13,383
Apr 20	$17,064	$13,035	$18,554
May 20	$18,690	$13,602	$19,597
Jun 20	$20,775	$14,036	$20,848
Jul 20	$24,162	$14,779	$24,528
Aug 20	$23,999	$15,683	$24,125
Sep 20	$22,772	$15,178	$22,369
Oct 20	$21,766	$14,809	$21,430
Nov 20	$20,420	$16,634	$19,790
Dec 20	$21,787	$17,406	$20,694
Jan 21	$20,247	$17,327	$19,904
Feb 21	$17,844	$17,729	$17,990
Mar 21	$18,126	$18,202	$18,615
Apr 21	$19,551	$18,998	$19,778
May 21	$22,235	$19,294	$22,608
Jun 21	$19,335	$19,548	$19,536
Jul 21	$19,750	$19,682	$20,138
Aug 21	$18,673	$20,175	$18,798
Sep 21	$17,016	$19,342	$16,960
Oct 21	$18,474	$20,329	$18,296
Nov 21	$18,408	$19,839	$18,355
Dec 21	$18,734	$20,633	$18,754
Jan 22	$17,500	$19,620	$17,692
Feb 22	$19,315	$19,113	$20,206
Mar 22	$21,166	$19,527	$22,503
Apr 22	$19,298	$17,964	$20,662
May 22	$17,465	$17,985	$18,731
Jun 22	$15,103	$16,469	$16,146
Jul 22	$14,945	$17,619	$15,398
Aug 22	$13,729	$16,970	$14,045
Sep 22	$13,623	$15,346	$14,106
Oct 22	$13,411	$16,272	$14,236
Nov 22	$15,984	$17,534	$16,946
Dec 22	$16,196	$16,844	$17,136
Jan 23	$17,923	$18,051	$19,087
Feb 23	$15,561	$17,534	$16,360
Mar 23	$17,888	$18,075	$19,416
Apr 23	$18,681	$18,334	$20,122
May 23	$17,412	$18,138	$18,400
Jun 23	$17,042	$19,191	$17,945
Jul 23	$17,553	$19,894	$18,759
Aug 23	$16,795	$19,338	$17,590
Sep 23	$15,156	$18,538	$16,160
Oct 23	$15,791	$17,981	$16,833
Nov 23	$17,764	$19,640	$18,734
Dec 23	$17,837	$20,584	$18,953
Jan 24	$16,262	$20,704	$17,090
Feb 24	$15,253	$21,593	$16,047
Mar 24	$18,102	$22,271	$19,194
Apr 24	$18,757	$21,536	$20,367
May 24	$20,101	$22,411	$21,586
Jun 24	$19,270	$22,910	$20,786
Jul 24	$21,110	$23,279	$23,054
Aug 24	$21,570	$23,870	$23,617
Sep 24	$22,508	$24,425	$24,342
Oct 24	$23,764	$23,877	$24,688
Nov 24	$22,154	$24,770	$22,937
Dec 24	$20,520	$24,183	$20,969

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class Y	15.04%	5.94%	7.45%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 659,984,956
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,934,544
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$659,984,956 Number of Portfolio Holdings46 Portfolio Turnover Rate39% Advisory Fees Paid$4,934,544
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Other Investments		1.0%
Money Market Fund		1.1%
Copper		1.3%
Silver		7.0%
Gold		89.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.2%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.6%
G Mining Ventures Corp.	5.0%
SPDR Gold MiniShares Trust	4.8%
Pan American Silver Corp.	4.7%
Osisko Gold Royalties Ltd.	4.7%
Wheaton Precious Metals Corp.	4.1%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.6%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195045
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class I
Trading Symbol	MWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted positive performance for the period despite the lack of U.S. market breadth throughout the year and the Fund’s underweight exposure to mega-caps, which was a notable headwind.

  The Industrials sector contributed the most to the Fund’s performance during the period followed by information technology and communication services .

  The leading individual contributors to performance were RTX Corp, Salesforce and Fortinet.

  The Consumer discretionary sector, on the whole, was the only sector to detract from Fund performance for the period.

  The leading individual detractors from performance were The Estee Lauder Companies, Etsy and Nike. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class I	SPTR	MWMFTR
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,615	$10,354	$10,629
Jan 18	$11,265	$10,947	$11,285
Feb 18	$10,747	$10,544	$10,768
Mar 18	$10,368	$10,276	$10,392
Apr 18	$10,512	$10,315	$10,545
May 18	$10,639	$10,564	$10,677
Jun 18	$10,886	$10,629	$10,939
Jul 18	$11,329	$11,024	$11,389
Aug 18	$11,544	$11,383	$11,610
Sep 18	$11,680	$11,448	$11,754
Oct 18	$11,002	$10,666	$11,078
Nov 18	$11,528	$10,883	$11,612
Dec 18	$10,477	$9,901	$10,550
Jan 19	$11,458	$10,694	$11,547
Feb 19	$11,873	$11,037	$11,969
Mar 19	$11,865	$11,252	$11,966
Apr 19	$12,407	$11,707	$12,522
May 19	$11,418	$10,963	$11,524
Jun 19	$12,232	$11,736	$12,358
Jul 19	$12,587	$11,905	$12,725
Aug 19	$12,293	$11,716	$12,432
Sep 19	$12,753	$11,935	$12,903
Oct 19	$13,278	$12,194	$13,442
Nov 19	$13,838	$12,636	$14,015
Dec 19	$14,123	$13,018	$14,311
Jan 20	$13,915	$13,013	$14,108
Feb 20	$12,911	$11,942	$13,095
Mar 20	$11,253	$10,467	$11,442
Apr 20	$12,819	$11,808	$13,042
May 20	$13,372	$12,371	$13,601
Jun 20	$13,415	$12,617	$13,654
Jul 20	$13,740	$13,328	$13,990
Aug 20	$14,565	$14,286	$14,840
Sep 20	$14,017	$13,743	$14,287
Oct 20	$13,629	$13,378	$13,896
Nov 20	$15,670	$14,842	$15,981
Dec 20	$16,125	$15,413	$16,470
Jan 21	$16,031	$15,257	$16,375
Feb 21	$17,003	$15,678	$17,376
Mar 21	$18,001	$16,365	$18,408
Apr 21	$18,767	$17,238	$19,203
May 21	$19,046	$17,358	$19,504
Jun 21	$19,256	$17,764	$19,727
Jul 21	$19,629	$18,186	$20,120
Aug 21	$19,897	$18,739	$20,407
Sep 21	$19,062	$17,867	$19,557
Oct 21	$19,755	$19,119	$20,279
Nov 21	$19,088	$18,986	$19,605
Dec 21	$20,002	$19,837	$20,556
Jan 22	$19,537	$18,811	$20,089
Feb 22	$19,310	$18,248	$19,867
Mar 22	$19,620	$18,925	$20,187
Apr 22	$18,146	$17,275	$18,682
May 22	$18,134	$17,306	$18,680
Jun 22	$16,773	$15,878	$17,283
Jul 22	$18,408	$17,342	$18,991
Aug 22	$17,501	$16,635	$18,064
Sep 22	$15,770	$15,103	$16,276
Oct 22	$16,827	$16,325	$17,378
Nov 22	$18,289	$17,238	$18,902
Dec 22	$17,277	$16,245	$17,867
Jan 23	$19,302	$17,265	$19,972
Feb 23	$18,771	$16,844	$19,428
Mar 23	$19,641	$17,462	$20,337
Apr 23	$19,826	$17,735	$20,544
May 23	$19,900	$17,812	$20,629
Jun 23	$21,208	$18,989	$21,998
Jul 23	$22,124	$19,599	$22,962
Aug 23	$21,320	$19,287	$22,137
Sep 23	$20,158	$18,367	$20,933
Oct 23	$19,209	$17,981	$19,952
Nov 23	$21,101	$19,623	$21,932
Dec 23	$22,747	$20,515	$23,657
Jan 24	$22,332	$20,860	$23,243
Feb 24	$23,267	$21,973	$24,233
Mar 24	$24,097	$22,680	$25,104
Apr 24	$22,894	$21,754	$23,859
May 24	$23,225	$22,833	$24,211
Jun 24	$23,218	$23,652	$24,221
Jul 24	$24,470	$23,940	$25,538
Aug 24	$25,525	$24,521	$26,669
Sep 24	$25,968	$25,044	$27,146
Oct 24	$25,236	$24,817	$26,395
Nov 24	$26,369	$26,274	$27,571
Dec 24	$25,167	$25,648	$26,329

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class I	10.64%	12.25%	13.78%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	11.29%	12.97%	14.50%
S&P 500 Index (SPTR)	25.02%	14.53%	14.08%

* Inception of Fund: 11/6/17

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Nov. 06, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 31,994,647
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,994,647 Number of Portfolio Holdings52 Portfolio Turnover Rate91% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		3.8%
Communication Services		5.6%
Materials		6.1%
Financials		6.4%
Consumer Staples		14.2%
Information Technology		15.7%
Industrials		21.4%
Health Care		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Walt Disney Co.	2.8%
Bristol-Myers Squibb Co.	2.8%
Boeing Co.	2.7%
Alphabet, Inc.	2.7%
Gilead Sciences, Inc.	2.7%
Zimmer Biomet Holdings, Inc.	2.6%
US Bancorp	2.6%
Bio-Rad Laboratories, Inc.	2.5%
Teradyne, Inc.	2.5%
Corteva, Inc.	2.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195046
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class Z
Trading Symbol	MWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted positive performance for the period despite the lack of U.S. market breadth throughout the year and the Fund’s underweight exposure to mega-caps, which was a notable headwind.

  The Industrials sector contributed the most to the Fund’s performance during the period followed by information technology and communication services .

  The leading individual contributors to performance were RTX Corp, Salesforce and Fortinet.

  The Consumer discretionary sector, on the whole, was the only sector to detract from Fund performance for the period.

  The leading individual detractors from performance were The Estee Lauder Companies, Etsy and Nike. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class Z	SPTR	MWMFTR
Nov 17	$10,000	$10,000	$10,000
Nov 17	$10,449	$10,241	$10,455
Dec 17	$10,617	$10,354	$10,629
Jan 18	$11,267	$10,947	$11,285
Feb 18	$10,753	$10,544	$10,768
Mar 18	$10,374	$10,276	$10,392
Apr 18	$10,517	$10,315	$10,545
May 18	$10,645	$10,564	$10,677
Jun 18	$10,892	$10,629	$10,939
Jul 18	$11,339	$11,024	$11,389
Aug 18	$11,554	$11,383	$11,610
Sep 18	$11,689	$11,448	$11,754
Oct 18	$11,016	$10,666	$11,078
Nov 18	$11,538	$10,883	$11,612
Dec 18	$10,487	$9,901	$10,550
Jan 19	$11,473	$10,694	$11,547
Feb 19	$11,888	$11,037	$11,969
Mar 19	$11,880	$11,252	$11,966
Apr 19	$12,423	$11,707	$12,522
May 19	$11,433	$10,963	$11,524
Jun 19	$12,252	$11,736	$12,358
Jul 19	$12,611	$11,905	$12,725
Aug 19	$12,318	$11,716	$12,432
Sep 19	$12,777	$11,935	$12,903
Oct 19	$13,303	$12,194	$13,442
Nov 19	$13,863	$12,636	$14,015
Dec 19	$14,160	$13,018	$14,311
Jan 20	$13,953	$13,013	$14,108
Feb 20	$12,948	$11,942	$13,095
Mar 20	$11,284	$10,467	$11,442
Apr 20	$12,860	$11,808	$13,042
May 20	$13,411	$12,371	$13,601
Jun 20	$13,460	$12,617	$13,654
Jul 20	$13,785	$13,328	$13,990
Aug 20	$14,612	$14,286	$14,840
Sep 20	$14,066	$13,743	$14,287
Oct 20	$13,677	$13,378	$13,896
Nov 20	$15,725	$14,842	$15,981
Dec 20	$16,185	$15,413	$16,470
Jan 21	$16,089	$15,257	$16,375
Feb 21	$17,066	$15,678	$17,376
Mar 21	$18,069	$16,365	$18,408
Apr 21	$18,844	$17,238	$19,203
May 21	$19,126	$17,358	$19,504
Jun 21	$19,335	$17,764	$19,727
Jul 21	$19,708	$18,186	$20,120
Aug 21	$19,986	$18,739	$20,407
Sep 21	$19,148	$17,867	$19,557
Oct 21	$19,842	$19,119	$20,279
Nov 21	$19,174	$18,986	$19,605
Dec 21	$20,094	$19,837	$20,556
Jan 22	$19,626	$18,811	$20,089
Feb 22	$19,401	$18,248	$19,867
Mar 22	$19,711	$18,925	$20,187
Apr 22	$18,233	$17,275	$18,682
May 22	$18,227	$17,306	$18,680
Jun 22	$16,858	$15,878	$17,283
Jul 22	$18,507	$17,342	$18,991
Aug 22	$17,594	$16,635	$18,064
Sep 22	$15,855	$15,103	$16,276
Oct 22	$16,919	$16,325	$17,378
Nov 22	$18,391	$17,238	$18,902
Dec 22	$17,378	$16,245	$17,867
Jan 23	$19,412	$17,265	$19,972
Feb 23	$18,876	$16,844	$19,428
Mar 23	$19,757	$17,462	$20,337
Apr 23	$19,947	$17,735	$20,544
May 23	$20,022	$17,812	$20,629
Jun 23	$21,337	$18,989	$21,998
Jul 23	$22,266	$19,599	$22,962
Aug 23	$21,459	$19,287	$22,137
Sep 23	$20,286	$18,367	$20,933
Oct 23	$19,330	$17,981	$19,952
Nov 23	$21,242	$19,623	$21,932
Dec 23	$22,896	$20,515	$23,657
Jan 24	$22,485	$20,860	$23,243
Feb 24	$23,430	$21,973	$24,233
Mar 24	$24,258	$22,680	$25,104
Apr 24	$23,055	$21,754	$23,859
May 24	$23,386	$22,833	$24,211
Jun 24	$23,386	$23,652	$24,221
Jul 24	$24,640	$23,940	$25,538
Aug 24	$25,714	$24,521	$26,669
Sep 24	$26,161	$25,044	$27,146
Oct 24	$25,426	$24,817	$26,395
Nov 24	$26,565	$26,274	$27,571
Dec 24	$25,354	$25,648	$26,329

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class Z	10.73%	12.36%	13.89%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	11.29%	12.97%	14.50%
S&P 500 Index (SPTR)	25.02%	14.53%	14.08%

* Inception of Fund: 11/6/17

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	Nov. 06, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 31,994,647
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,994,647 Number of Portfolio Holdings52 Portfolio Turnover Rate91% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		3.8%
Communication Services		5.6%
Materials		6.1%
Financials		6.4%
Consumer Staples		14.2%
Information Technology		15.7%
Industrials		21.4%
Health Care		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Walt Disney Co.	2.8%
Bristol-Myers Squibb Co.	2.8%
Boeing Co.	2.7%
Alphabet, Inc.	2.7%
Gilead Sciences, Inc.	2.7%
Zimmer Biomet Holdings, Inc.	2.6%
US Bancorp	2.6%
Bio-Rad Laboratories, Inc.	2.5%
Teradyne, Inc.	2.5%
Corteva, Inc.	2.5%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]